                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3956

                        RIVERSOURCE STRATEGY SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 3/31

Date of reporting period: 9/30

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
EQUITY VALUE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
SEPTEMBER 30, 2008


RIVERSOURCE EQUITY VALUE FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH GROWTH OF CAPITAL AND INCOME.


                                                 (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Manager Commentary.................    6

Fund Expenses Example..............   11

Portfolio of Investments...........   14

Statement of Assets and
  Liabilities......................   19

Statement of Operations............   20

Statements of Changes in Net
  Assets...........................   22

Financial Highlights...............   24

Notes to Financial Statements......   33

Approval of Investment Management
  Services Agreement...............   46

Proxy Voting.......................   48



                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
2  RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Equity Value Fund (the Fund) Class A shares declined 11.53%
  (excluding sales charge) for the six months ended Sept. 30, 2008.

> The Fund underperformed the 11.10% decrease of its benchmark, the Russell
  1000(R) Value Index.

> The Fund outperformed the 11.75% decline of the Lipper Large-Cap Value Funds
  Index, representing the Fund's peer group.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2008)
--------------------------------------------------------------------------------


                              6 months*   1 year  3 years  5 years  10 years
----------------------------------------------------------------------------
RiverSource Equity Value
  Fund Class A (excluding
  sales charge)                -11.53%   -23.34%   +1.89%   +8.60%   +4.71%
----------------------------------------------------------------------------
Russell 1000(R) Value
  Index(1) (unmanaged)         -11.10%   -23.56%   +0.09%   +7.12%   +5.55%
----------------------------------------------------------------------------
Lipper Large-Cap Value Funds
  Index(2)                     -11.75%   -23.89%   -0.48%   +5.47%   +3.72%
----------------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
                      RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
   X                      LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                   Total  Net Expenses
--------------------------------------
Class A            1.06%      1.06%
--------------------------------------
Class B            1.82%      1.82%
--------------------------------------
Class C            1.82%      1.82%
--------------------------------------
Class I            0.65%      0.65%
--------------------------------------
Class R2           1.46%      1.46%
--------------------------------------
Class R3           1.37%      1.37%
--------------------------------------
Class R4           0.97%      0.93%(a)
--------------------------------------
Class R5           0.71%      0.71%
--------------------------------------
Class W            1.12%      1.12%
--------------------------------------


(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that increased the management fee by 0.05%), will not exceed 0.88% for Class R4.



--------------------------------------------------------------------------------
4  RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT SEPT. 30, 2008
                                                                             SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  3/20/95)                 -11.53%   -23.34%   +1.89%   +8.60%   +4.71%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  5/14/84)                 -11.86%   -23.91%   +1.12%   +7.79%   +3.92%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 -11.86%   -23.89%   +1.12%   +7.78%     N/A       +2.49%
-------------------------------------------------------------------------------------
Class I (inception
  3/4/04)                  -11.40%   -23.05%   +2.31%     N/A      N/A       +5.46%
-------------------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                -11.64%   -23.38%     N/A      N/A      N/A       -8.44%
-------------------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                -11.57%   -23.22%     N/A      N/A      N/A       -8.24%
-------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                 -11.44%   -23.19%   +2.05%   +8.78%   +4.87%        N/A
-------------------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                -11.44%   -23.11%     N/A      N/A      N/A       -7.97%
-------------------------------------------------------------------------------------
Class W (inception
  12/1/06)                 -11.62%   -23.42%     N/A      N/A      N/A       -7.49%
-------------------------------------------------------------------------------------

With sales charge
Class A (inception
  3/20/95)                 -16.62%   -27.75%   -0.12%   +7.32%   +4.18%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  5/14/84)                 -16.26%   -27.49%   -0.15%   +7.49%   +3.92%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 -12.74%   -24.61%   +1.12%   +7.78%     N/A       +2.49%
-------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
                      RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT  5

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

Dear Shareholders,

RiverSource Equity Value Fund (the Fund) Class A shares declined 11.53% (excluding sales charge) for the six months ended Sept. 30, 2008. The Fund underperformed the 11.10% decrease of its benchmark, the Russell 1000(R) Value Index (Russell Index), but outperformed the 11.75% decline of the Lipper Large-Cap Value Funds Index, representing the Fund's peer group.

SIGNIFICANT PERFORMANCE FACTORS
The six months ended Sept. 30, 2008 was actually a tale of two quarters. The first three months of the semiannual period saw generally weak but still mixed performance by the major equity market indexes, as economic numbers had not yet begun to slide dramatically. It was really during the second three months when economic data softened significantly and the financial landscape nearly collapsed. Indeed, during these months when the problems of Wall Street spilled over onto Main Street, the stock market experienced one of the most volatile periods in its history, and

SECTOR DIVERSIFICATION(1) (at Sept. 30, 2008; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                      6.3%
------------------------------------------------
Consumer Staples                            7.9%
------------------------------------------------
Energy                                     19.9%
------------------------------------------------
Financials                                 15.5%
------------------------------------------------
Health Care                                 6.2%
------------------------------------------------
Industrials                                14.7%
------------------------------------------------
Information Technology                     13.5%
------------------------------------------------
Materials                                   9.7%
------------------------------------------------
Telecommunication                           0.4%
------------------------------------------------
Telecommunication Services                  3.0%
------------------------------------------------
Other(2)                                    2.9%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
6  RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

most segments of the equity market indexes declined. Several of the country's largest financial institutions failed, a few merged, and others were acquired by the government. Compounding the volatility were varying expectations and debate around government support. Indeed, as the quarter ended, U.S. authorities were attempting to assemble more comprehensive and lasting bailout packages for the financial industry.

For the Fund, stock selection within information technology boosted its returns most, including CISCO SYSTEMS, IBM, ORACLE, HEWLETT-PACKARD and TAIWAN SEMICONDUCTOR MFG. Having only a modest allocation to financials further contributed to the Fund's results. Within the sector, stock selection also helped. The Fund had modest positions in WACHOVIA and regional banks overall, which lagged during the period. The Fund did not have large exposure to banking institutions, such as WELLS FARGO & CO., JPMORGAN CHASE & CO., BANK OF AMERICA and CITIGROUP, which performed well during the period.

Stock selection within the consumer discretionary sector helped the Fund's results, with discount retailers KOHL'S and WAL-MART STORES especially strong performers during the period. Elsewhere, having only modest positions in industrial conglomerate GENERAL ELECTRIC and in

TOP TEN HOLDINGS (at Sept. 30, 2008; % of portfolio assets)
---------------------------------------------------------------------

Caterpillar                                 3.5%
------------------------------------------------
Chevron                                     3.4%
------------------------------------------------
Lorillard                                   3.3%
------------------------------------------------
Intel                                       3.3%
------------------------------------------------
Wal-Mart Stores                             3.2%
------------------------------------------------
ConocoPhillips                              2.9%
------------------------------------------------
Transocean                                  2.9%
------------------------------------------------
Hewlett-Packard                             2.1%
------------------------------------------------
El du Pont de Nemours & Co                  2.1%
------------------------------------------------
Everest Re Group                            2.0%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                      RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------


telecommunications giant AT&T helped the Fund's performance, as both of these stocks lagged the Russell Index for the period.
Maintaining a sizable allocation to producer durables detracted most from the Fund's results, as this sector underperformed the Russell Index for the semiannual period. Positions in CATERPILLAR and EATON particularly disappointed. Further hurting the Fund's results was positioning within the energy sector. The Fund had a smaller exposure to the integrated oils companies than the Russell Index, which detracted as this industry outpaced the Russell Index. Also, within integrated oils, having sizable positions in PETROBRAS and BP and only a modest holding in the stronger CONOCOPHILLIPS hurt. At the same time, an emphasis on oil services companies, such as WEATHERFORD INTL, and drilling companies, such as TRANSOCEAN, detracted, as these segments of the energy sector lagged.

CHANGES TO THE FUND'S PORTFOLIO
We significantly reduced the Fund's position in financials, particularly banks, as we believe the problems this sector faces will last for some time yet. We also decreased the Fund's allocation to producer durables, primarily by dramatically reducing the Fund's position in General Electric. We redeployed the proceeds from these sectors into the consumer staples sector, mostly tobacco companies, and into the basic materials sector, primarily paper and chemical companies, such as WEYERHAEUSER, INTL PAPER and DOW CHEMICAL.

OUR FUTURE STRATEGY
At the end of the annual period, we believed that those equity market sectors considered economically-sensitive were better priced compared to the alternatives. Thus, we began to increase the Fund's exposure to these areas despite the recent economic slowdown and our view that the economy may slow even further in the months ahead. More specifically, we tend to favor industrial-related sectors, including energy, rather than consumer-oriented segments of the market for the near term. While industrial-related sectors are not immune to the turmoil in the financial system and the economy as a whole, we believe they are less directly impacted than the consumer, who remains under pressure from declining

--------------------------------------------------------------------------------
8  RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


housing values, high food prices, still-high fuel prices, rising unemployment and more. We also like the industrial-related sectors because there has been some discussion at high levels of government and other influential policy groups to attempt to spur growth in infrastructure. If implemented, such infrastructure projects would likely materially benefit the industrial areas of the market.

All that said, as a great deal of uncertainty remains in the global macroeconomic environment, we maintain our emphasis on individual stock selection across the sectors in which the Fund invests. As always, we take larger positions in sectors, industries or individual stocks when we believe we have identified factors that other investors have either missed or ignored or strongly disagree with, and that have the potential to move the share values higher. We will continue to emphasize stocks that we believe have attractive valuations, and we intend to continue managing the Fund through a diversified mix of stocks, with a focus on large-cap value-oriented companies.




  We tend to favor industrial-related sectors, including energy, rather than consumer-oriented segments of the market for the near term.






--------------------------------------------------------------------------------
                      RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------


(PHOTO - WARREN SPITZ)                                                (PHOTO - LATON SPAHR)
Warren Spitz                                                          Laton Spahr, CFA(R)
Senior Portfolio Manager                                              Portfolio Manager

(PHOTO - STEVE SCHROLL)                                               (PHOTO - PAUL STOCKING)
Steve Schroll                                                         Paul Stocking
Portfolio Manager                                                     Portfolio Manager



Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.


--------------------------------------------------------------------------------
10  RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Sept. 30, 2008.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                     RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                APRIL 1, 2008  SEPT. 30, 2008  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  884.70        $5.34          1.13%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.40        $5.72          1.13%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  881.40        $8.91          1.89%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.59        $9.55          1.89%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  881.40        $8.87          1.88%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.64        $9.50          1.88%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  886.00        $3.40           .72%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.46        $3.65           .72%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  883.60        $7.37          1.56%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.25        $7.89          1.56%
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  884.30        $5.95          1.26%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.75        $6.38          1.26%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  885.60        $4.63           .98%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.16        $4.96           .98%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  885.60        $3.83           .81%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.01        $4.10           .81%

-------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
12  RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                APRIL 1, 2008  SEPT. 30, 2008  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class W
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  883.80        $5.62          1.19%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.10        $6.02          1.19%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Sept. 30, 2008: -11.53% for Class A, -11.86% for Class B, -11.86% for Class C, -11.40% for Class I, -11.64% for Class R2, -11.57% for Class R3, -11.44% for Class R4, -11.44%
    for Class R5 and -11.62% for Class W.


--------------------------------------------------------------------------------
                     RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

SEPT. 30, 2008 (Unaudited)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (96.7%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.2%)
Boeing                                                 101,183             $5,802,845
Honeywell Intl                                         200,994              8,351,301
United Technologies                                    205,946             12,369,117
                                                                      ---------------
Total                                                                      26,523,263
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.2%)
United Parcel Service Cl B                             161,560             10,160,508
-------------------------------------------------------------------------------------

AIRLINES (0.7%)
AMR                                                    125,792(b)           1,235,277
Continental Airlines Cl B                               70,685(b)           1,179,026
Delta Air Lines                                         57,079(b)             425,239
Northwest Airlines                                     157,114(b)           1,418,740
UAL                                                      8,898                 78,213
US Airways Group                                       178,009(b)           1,073,394
                                                                      ---------------
Total                                                                       5,409,889
-------------------------------------------------------------------------------------

AUTOMOBILES (1.3%)
Ford Motor                                           1,619,066(b)           8,419,144
General Motors                                         237,832              2,247,512
                                                                      ---------------
Total                                                                      10,666,656
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.3%)
Amgen                                                   47,693(b)           2,826,764
-------------------------------------------------------------------------------------

CAPITAL MARKETS (0.5%)
Bank of New York Mellon                                133,044              4,334,574
-------------------------------------------------------------------------------------

CHEMICALS (5.4%)
Air Products & Chemicals                               140,833              9,645,652
Dow Chemical                                           457,120             14,527,274
EI du Pont de Nemours & Co                             439,119             17,696,495
Praxair                                                 41,212              2,956,549
                                                                      ---------------
Total                                                                      44,825,970
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
US Bancorp                                              93,316              3,361,242
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Waste Management                                       170,530              5,369,990
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.5%)
Cisco Systems                                          506,951(b)          11,436,814
Nokia ADR                                               72,724(c)           1,356,303
                                                                      ---------------
Total                                                                      12,793,117
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.6%)
Hewlett-Packard                                        385,073             17,805,776
IBM                                                    106,275             12,429,924
                                                                      ---------------
Total                                                                      30,235,700
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Insituform Technologies Cl A                            58,799(b)             879,633
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.1%)
Discover Financial Services                             32,830                453,711
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (2.7%)
Apollo Mgmt LP                                         131,000(d,e)         1,703,000
Bank of America                                        241,871              8,465,484
Citigroup                                              235,760              4,835,438
JPMorgan Chase & Co                                    155,948              7,282,772
                                                                      ---------------
Total                                                                      22,286,694
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.0%)
AT&T                                                   377,893             10,550,772
Deutsche Telekom ADR                                   382,966(c)           5,832,572
FairPoint Communications                                 5,134                 44,512
Verizon Communications                                 270,674              8,685,929
                                                                      ---------------
Total                                                                      25,113,785
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
ABB ADR                                                202,620(c)           3,930,828
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.3%)
Tyco Electronics                                        75,813(c)           2,096,988
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ENERGY EQUIPMENT & SERVICES (7.6%)
Baker Hughes                                           139,226             $8,428,742
Halliburton                                            324,590             10,513,470
Schlumberger                                           120,141              9,381,811
Transocean                                             221,336(b)          24,311,546
Weatherford Intl                                       391,833(b)           9,850,682
                                                                      ---------------
Total                                                                      62,486,251
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (3.7%)
CVS Caremark                                           122,609              4,127,019
Wal-Mart Stores                                        438,813             26,280,511
                                                                      ---------------
Total                                                                      30,407,530
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Covidien                                                66,371              3,568,105
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.3%)
Cardinal Health                                         54,346              2,678,171
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.6%)
Carnival Unit                                          380,980             13,467,643
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.7%)
Centex                                                  25,979                420,860
DR Horton                                               44,195                575,419
KB Home                                                 29,294                576,506
Pulte Homes                                             53,843                752,187
Whirlpool                                               47,499              3,766,195
                                                                      ---------------
Total                                                                       6,091,167
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.7%)
Tyco Intl                                              164,941(c)           5,776,234
-------------------------------------------------------------------------------------

INSURANCE (11.6%)
ACE                                                    280,460(c)          15,181,300
Allstate                                               115,037              5,305,506
Chubb                                                  141,535              7,770,272
Everest Re Group                                       189,321(c)          16,381,945
Lincoln Natl                                            50,881              2,178,216
Loews                                                  297,174             11,735,401
Marsh & McLennan Companies                             390,281             12,395,325
RenaissanceRe Holdings                                  35,019(c)           1,820,988
Travelers Companies                                    264,495             11,955,174
XL Capital Cl A                                        612,483(c)          10,987,945
                                                                      ---------------
Total                                                                      95,712,072
-------------------------------------------------------------------------------------

MACHINERY (7.5%)
Caterpillar                                            491,184             29,274,567
Deere & Co                                              61,994              3,068,703
Eaton                                                  145,145              8,154,246
Illinois Tool Works                                    296,234             13,167,601
Ingersoll-Rand Cl A                                    131,799(c)           4,108,175
Parker Hannifin                                         77,860              4,126,580
                                                                      ---------------
Total                                                                      61,899,872
-------------------------------------------------------------------------------------

MEDIA (0.9%)
CBS Cl B                                               408,342              5,953,626
News Corp Cl A                                         109,202              1,309,332
                                                                      ---------------
Total                                                                       7,262,958
-------------------------------------------------------------------------------------

METALS & MINING (0.9%)
Alcoa                                                  256,461              5,790,889
Nucor                                                   48,734              1,924,993
                                                                      ---------------
Total                                                                       7,715,882
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Kohl's                                                  95,566(b)           4,403,682
Macy's                                                 146,685              2,637,396
                                                                      ---------------
Total                                                                       7,041,078
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (12.5%)
Anadarko Petroleum                                     133,997              6,500,194
Apache                                                  66,121              6,895,098
BP ADR                                                 281,097(c)          14,102,636
Chevron                                                338,259             27,899,603
ConocoPhillips                                         332,468             24,353,281
Devon Energy                                            48,510              4,424,112
EnCana                                                  51,413(c)           3,379,376
Petroleo Brasileiro ADR                                234,592(c)          10,310,318
Spectra Energy                                          66,093              1,573,013
Suncor Energy                                           46,169(c)           1,945,562
Valero Energy                                           46,957              1,422,797
                                                                      ---------------
Total                                                                     102,805,990
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (3.4%)
Intl Paper                                             484,248             12,677,613
Weyerhaeuser                                           250,318             15,164,264
                                                                      ---------------
Total                                                                      27,841,877
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                     RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

PHARMACEUTICALS (5.1%)
Abbott Laboratories                                    237,741            $13,689,127
Eli Lilly & Co                                          97,629              4,298,605
Johnson & Johnson                                      133,182              9,226,849
Merck & Co                                             222,833              7,032,609
Pfizer                                                 329,113              6,068,844
Wyeth                                                   60,848              2,247,725
                                                                      ---------------
Total                                                                      42,563,759
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
Simon Property Group                                    28,179              2,733,363
-------------------------------------------------------------------------------------

ROAD & RAIL (0.3%)
CSX                                                     39,662              2,164,355
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.7%)
Intel                                                1,444,572             27,056,834
STMicroelectronics                                     430,274(c)           4,380,189
Taiwan Semiconductor Mfg ADR                           828,159(c)           7,759,850
                                                                      ---------------
Total                                                                      39,196,873
-------------------------------------------------------------------------------------

SOFTWARE (3.3%)
Microsoft                                              406,544             10,850,660
Oracle                                                 432,772(b)           8,789,599
Symantec                                               386,104(b)           7,559,916
                                                                      ---------------
Total                                                                      27,200,175
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.9%)
Best Buy                                                98,203              3,682,613
Home Depot                                             151,351              3,918,477
                                                                      ---------------
Total                                                                       7,601,090
-------------------------------------------------------------------------------------

TOBACCO (4.2%)
Altria Group                                           131,645              2,611,837
Lorillard                                              381,021             27,109,644
Philip Morris Intl                                     114,902              5,526,786
                                                                      ---------------
Total                                                                      35,248,267
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $788,174,660)                                                     $802,732,024
-------------------------------------------------------------------------------------






BONDS (0.4%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

WIRELINES
Qwest Communications Intl Cv Sr Unsecured
 11-15-25                            3.50%           $4,037,000            $3,502,816
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $4,037,000)                                                         $3,502,816
=====================================================================================






MONEY MARKET FUND (2.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.31%              24,456,362(f)        $24,456,362
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $24,456,362)                                                       $24,456,362
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $816,668,022)(g)                                                  $830,691,202
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2008, the value of foreign securities represented 13.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2008, the value of these securities amounted to $1,703,000 or 0.2% of net assets.


--------------------------------------------------------------------------------
16  RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Sept. 30, 2008, is as follows:

                                      ACQUISITION
SECURITY                                 DATES            COST
-----------------------------------------------------------------
Apollo Mgmt LP*                         08-02-07       $3,070,640


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Affiliated Money Market Fund -- See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.

(g) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $816,668,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $129,618,000
     Unrealized depreciation                         (115,595,000)
     ------------------------------------------------------------
     Net unrealized appreciation                      $14,023,000
     ------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
                     RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of this standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                       FAIR VALUE AT SEPT. 30, 2008
                        ----------------------------------------------------------
                             LEVEL 1        LEVEL 2
                          QUOTED PRICES      OTHER        LEVEL 3
                            IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                           MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION             IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
----------------------------------------------------------------------------------
Investments in
  securities               $827,188,386    $3,502,816       $--       $830,691,202




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
18  RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
SEPT. 30, 2008 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $792,211,660)              $806,234,840
  Affiliated money market fund (identified cost $24,456,362)         24,456,362
-------------------------------------------------------------------------------
Total investments in securities (identified cost $816,668,022)      830,691,202
Cash                                                                     15,424
Capital shares receivable                                               236,066
Dividends and accrued interest receivable                             1,222,778
-------------------------------------------------------------------------------
Total assets                                                        832,165,470
-------------------------------------------------------------------------------

LIABILITIES
Capital shares payable                                                1,146,296
Payable for investment securities purchased                             399,579
Accrued investment management services fees                              11,271
Accrued distribution fees                                               380,486
Accrued transfer agency fees                                              1,664
Accrued administrative services fees                                      1,259
Accrued plan administration services fees                                 5,156
Other accrued expenses                                                  113,753
-------------------------------------------------------------------------------
Total liabilities                                                     2,059,464
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $830,106,006
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    788,821
Additional paid-in capital                                          788,717,611
Undistributed net investment income                                     880,966
Accumulated net realized gain (loss)                                 25,695,428
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                         14,023,180
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $830,106,006
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $730,983,804           69,484,427                      $10.52(1)
Class B                     $ 82,677,510            7,832,194                      $10.56
Class C                     $  4,846,485              463,835                      $10.45
Class I                     $      5,773                  548                      $10.53
Class R2                    $      3,936                  374                      $10.52
Class R3                    $    124,068               11,786                      $10.53
Class R4                    $ 11,456,498            1,088,225                      $10.53
Class R5                    $      3,936                  374                      $10.52
Class W                     $      3,996                  380                      $10.52
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $11.16. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                     RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT  19

STATEMENT OF OPERATIONS  -------------------------------------------------------
SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                     $  12,257,330
Interest                                                             72,009
Income distributions from affiliated money market fund              117,125
Fee income from securities lending                                   59,412
  Less foreign taxes withheld                                      (210,103)
---------------------------------------------------------------------------
Total income                                                     12,295,773
---------------------------------------------------------------------------
Expenses:
Investment management services fees                               3,003,829
Distribution fees
  Class A                                                         1,060,434
  Class B                                                           546,272
  Class C                                                            27,459
  Class R2                                                               11
  Class R3                                                              175
  Class W                                                                 6
Transfer agency fees
  Class A                                                           695,236
  Class B                                                            95,900
  Class C                                                             4,656
  Class R2                                                                2
  Class R3                                                               35
  Class R4                                                            3,121
  Class R5                                                                2
  Class W                                                                 4
Administrative services fees                                        280,303
Plan administration services fees
  Class R2                                                                6
  Class R3                                                              175
  Class R4                                                           15,607
Compensation of board members                                        10,787
Custodian fees                                                       35,890
Printing and postage                                                 82,310
Registration fees                                                    22,390
Professional fees                                                    16,950
Other                                                                17,927
---------------------------------------------------------------------------
Total expenses                                                    5,919,487
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                   (2,359)
  Earnings and bank fee credits on cash balances                    (13,330)
---------------------------------------------------------------------------
Total net expenses                                                5,903,798
---------------------------------------------------------------------------
Investment income (loss) -- net                                   6,391,975

---------------------------------------------------------------------------


--------------------------------------------------------------------------------
20  RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                       $ (20,557,404)
  Foreign currency transactions                                        (230)
---------------------------------------------------------------------------
Net realized gain (loss) on investments                         (20,557,634)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                    (94,621,804)
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          (115,179,438)
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $(108,787,463)
---------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                     RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS  -------------------------------------------


                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                SEPT. 30, 2008  MARCH 31, 2008
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                 $    6,391,975  $   11,942,301
Net realized gain (loss) on investments                            (20,557,634)     99,299,854
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in
  foreign currencies                                               (94,621,804)   (149,217,048)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                      (108,787,463)    (37,974,893)
----------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                         (5,254,989)    (12,771,557)
    Class B                                                           (238,063)       (709,444)
    Class C                                                            (14,680)        (32,035)
    Class I                                                                (82)           (248)
    Class R2                                                               (27)            (58)
    Class R3                                                              (807)            (70)
    Class R4                                                           (91,250)       (188,713)
    Class R5                                                               (36)            (84)
    Class W                                                                (28)            (64)
  Net realized gain
    Class A                                                                 --     (55,263,623)
    Class B                                                                 --      (7,893,437)
    Class C                                                                 --        (347,198)
    Class I                                                                 --            (827)
    Class R2                                                                --            (289)
    Class R3                                                                --            (289)
    Class R4                                                                --        (750,782)
    Class R5                                                                --            (289)
    Class W                                                                 --            (294)
----------------------------------------------------------------------------------------------
Total distributions                                                 (5,599,962)    (77,959,301)

----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22  RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                SEPT. 30, 2008  MARCH 31, 2008
                                                                   (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                $   58,084,867  $   86,398,365
  Class B shares                                                     4,548,473       9,075,614
  Class C shares                                                       723,288         842,963
  Class R3 shares                                                        2,030         132,865
  Class R4 shares                                                    2,720,211       4,797,300
Reinvestment of distributions at net asset value
  Class A shares                                                     5,132,886      66,758,204
  Class B shares                                                       233,447       8,470,890
  Class C shares                                                        13,461         367,740
  Class R3 shares                                                          781              --
  Class R4 shares                                                       91,250         939,495
Payments for redemptions
  Class A shares                                                   (95,215,040)   (225,517,900)
  Class B shares                                                   (30,667,493)    (71,493,934)
  Class C shares                                                      (551,651)     (1,503,718)
  Class I shares                                                        (6,000)             --
  Class R4 shares                                                   (1,888,753)     (3,884,505)
----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                     (56,778,243)   (124,616,621)
----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           (171,165,668)   (240,550,815)
Net assets at beginning of period                                1,001,271,674   1,241,822,489
----------------------------------------------------------------------------------------------
Net assets at end of period                                     $  830,106,006  $1,001,271,674
----------------------------------------------------------------------------------------------
Undistributed net investment income                             $      880,966  $       88,953
----------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                     RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(h)          2008         2007         2006         2005
Net asset value, beginning of period                $11.97       $13.43       $12.16       $10.12        $9.17
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .08(b)       .15(b)       .14          .12          .15
Net gains (losses) (both realized and
 unrealized)                                         (1.45)        (.66)        1.27         2.03          .94
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.37)        (.51)        1.41         2.15         1.09
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.08)        (.18)        (.14)        (.11)        (.14)
Distributions from realized gains                       --         (.77)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.08)        (.95)        (.14)        (.11)        (.14)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.52       $11.97       $13.43       $12.16       $10.12
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $731         $863       $1,038         $928         $865
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                              1.13%(e)       1.06%        1.09%        1.16%        1.11%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       1.40%(e)       1.09%        1.13%        1.04%        1.46%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 8%          25%          37%          28%          25%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                    (11.53%)(g)   (4.39%)      11.67%       21.31%       11.96%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Sept. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after reduction for earnings and bank fee credits was 1.05% for the year ended March 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended Sept. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(h)          2008         2007         2006         2005
Net asset value, beginning of period                $12.01       $13.46       $12.19       $10.14        $9.18
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(b)       .05(b)       .04          .01          .07
Net gains (losses) (both realized and
 unrealized)                                         (1.46)        (.66)        1.27         2.06          .95
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.42)        (.61)        1.31         2.07         1.02
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.03)        (.07)        (.04)        (.02)        (.06)
Distributions from realized gains                       --         (.77)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.03)        (.84)        (.04)        (.02)        (.06)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.56       $12.01       $13.46       $12.19       $10.14
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $83         $121         $185         $226         $275
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                              1.89%(e)       1.82%        1.86%        1.92%        1.88%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        .61%(e)        .33%         .35%         .28%         .69%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 8%          25%          37%          28%          25%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                    (11.86%)(g)   (5.07%)      10.77%       20.39%       11.16%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Sept. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after reduction for earnings and bank fee credits was 1.81% for the year ended March 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended Sept. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                     RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(h)          2008         2007         2006         2005
Net asset value, beginning of period                $11.89       $13.34       $12.09       $10.06        $9.12
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(b)       .05(b)       .06          .02          .07
Net gains (losses) (both realized and
 unrealized)                                         (1.45)        (.66)        1.24         2.03          .93
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.41)        (.61)        1.30         2.05         1.00
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.03)        (.07)        (.05)        (.02)        (.06)
Distributions from realized gains                       --         (.77)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.03)        (.84)        (.05)        (.02)        (.06)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.45       $11.89       $13.34       $12.09       $10.06
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $5           $5           $6           $4           $3
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                              1.88%(e)       1.82%        1.84%        1.92%        1.88%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        .65%(e)        .34%         .38%         .28%         .69%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 8%          25%          37%          28%          25%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                    (11.86%)(g)   (5.07%)      10.81%       20.43%       11.05%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Sept. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after reduction for earnings and bank fee credits was 1.81% for the year ended March 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended Sept. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(g)          2008         2007         2006         2005
Net asset value, beginning of period                $11.99       $13.45       $12.18       $10.13        $9.18
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .11(b)       .21(b)       .20          .18          .19
Net gains (losses) (both realized and
 unrealized)                                         (1.47)        (.67)        1.26         2.02          .94
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.36)        (.46)        1.46         2.20         1.13
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.10)        (.23)        (.19)        (.15)        (.18)
Distributions from realized gains                       --         (.77)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.10)       (1.00)        (.19)        (.15)        (.18)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.53       $11.99       $13.45       $12.18       $10.13
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                               .72%(e)        .65%         .67%         .72%         .67%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       1.80%(e)       1.50%        1.54%        1.48%        1.89%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 8%          25%          37%          28%          25%
--------------------------------------------------------------------------------------------------------------
Total return                                       (11.40%)(f)   (3.99%)      12.11%       21.90%       12.45%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Sept. 30, 2008 and for the year ended March 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Not annualized.
(g) Six months ended Sept. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                     RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(j)          2008     2007(b)
Net asset value, beginning of period                $11.98       $13.43       $13.36
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .07(c)       .13(c)       .10
Net gains (losses) (both realized and
 unrealized)                                         (1.46)        (.65)         .04
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.39)        (.52)         .14
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.07)        (.16)        (.07)
Distributions from realized gains                       --         (.77)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.07)        (.93)        (.07)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.52       $11.98       $13.43
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                       1.56%(f)       1.46%        1.38%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                   1.31%(f)       1.21%        1.38%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       1.21%(f)        .94%         .81%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 8%          25%          37%
--------------------------------------------------------------------------------------------------------------
Total return                                       (11.64%)(i)   (4.45%)       1.04%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Sept. 30, 2008 and for the year ended March 31, 2008.
(i) Not annualized.
(j) Six months ended Sept. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(j)          2008     2007(b)
Net asset value, beginning of period                $11.98       $13.43       $13.36
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .08(c)       .12(c)       .11
Net gains (losses) (both realized and
 unrealized)                                         (1.46)        (.61)         .04
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.38)        (.49)         .15
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.07)        (.19)        (.08)
Distributions from realized gains                       --         (.77)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.07)        (.96)        (.08)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.53       $11.98       $13.43
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                       1.26%(f)       1.37%        1.12%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                   1.25%(f)       1.12%        1.12%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       1.28%(f)       1.06%        1.08%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 8%          25%          37%
--------------------------------------------------------------------------------------------------------------
Total return                                       (11.57%)(i)   (4.22%)       1.11%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Sept. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 1.10% for the year ended March 31, 2008.
(i) Not annualized.
(j) Six months ended Sept. 30, 2008 (Unaudited).
The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                     RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(i)          2008         2007         2006         2005
Net asset value, beginning of period                $11.98       $13.44       $12.17       $10.13        $9.18
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .09(b)       .17(b)       .16          .15          .17
Net gains (losses) (both realized and
 unrealized)                                         (1.45)        (.66)        1.27         2.02          .94
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.36)        (.49)        1.43         2.17         1.11
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.09)        (.20)        (.16)        (.13)        (.16)
Distributions from realized gains                       --         (.77)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.09)        (.97)        (.16)        (.13)        (.16)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.53       $11.98       $13.44       $12.17       $10.13
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $11          $12          $12          $13           $8
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                       1.01%(e)        .97%         .94%         .98%         .94%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                    .97%(e)        .93%         .93%         .98%         .94%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       1.56%(e)       1.22%        1.28%        1.22%        1.61%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 8%          25%          37%          28%          25%
--------------------------------------------------------------------------------------------------------------
Total return                                       (11.44%)(h)   (4.24%)      11.83%       21.51%       12.16%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Sept. 30, 2008 and for the year ended March 31, 2008.
(h) Not annualized.
(i) Six months ended Sept. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(h)          2008     2007(b)
Net asset value, beginning of period                $11.98       $13.43       $13.36
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .10(c)       .20(c)       .13
Net gains (losses) (both realized and
 unrealized)                                         (1.46)        (.65)         .04
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.36)        (.45)         .17
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.10)        (.23)        (.10)
Distributions from realized gains                       --         (.77)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.10)       (1.00)        (.10)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.52       $11.98       $13.43
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                               .81%(f)        .71%         .70%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       1.72%(f)       1.44%        1.55%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 8%          25%          37%
--------------------------------------------------------------------------------------------------------------
Total return                                       (11.44%)(g)   (3.98%)       1.25%(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Sept. 30, 2008 and for the year ended March 31, 2008.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Not annualized.
(h) Six months ended Sept. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                     RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS W


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(h)          2008     2007(b)
Net asset value, beginning of period                $11.98       $13.43       $13.17
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .08(c)       .14(c)       .12
Net gains (losses) (both realized and
 unrealized)                                         (1.47)        (.65)         .22
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.39)        (.51)         .34
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.07)        (.17)        (.08)
Distributions from realized gains                       --         (.77)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.07)        (.94)        (.08)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.52       $11.98       $13.43
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                              1.19%(f)       1.12%        1.03%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       1.34%(f)       1.03%        1.14%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 8%          25%          37%
--------------------------------------------------------------------------------------------------------------
Total return                                       (11.62%)(g)   (4.36%)       2.59%(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 1, 2006 (inception date) to March 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Sept. 30, 2008 and for the year ended March 31, 2008.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Not annualized.
(h) Six months ended Sept. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO SEPT. 30, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Equity Value Fund (the Fund) is a series of RiverSource Strategy Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Strategy Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities that may provide income, offer the opportunity for long-term capital appreciation, or both.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charges or CDSC and are offered through qualifying discretionary accounts.

At Sept. 30, 2008, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) owned 100% of Class I, Class R2, Class R5 and Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
                     RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


VALUATION OF SECURITIES
Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurement disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, take into consideration such factors as current quotations by brokers/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably

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34  RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

ILLIQUID SECURITIES
At Sept. 30, 2008, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Sept. 30, 2008 was $1,703,000 representing 0.21% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Sept. 30, 2008, and for the six months then ended, the Fund had no outstanding option contracts.


--------------------------------------------------------------------------------
                     RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Sept. 30, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At Sept. 30, 2008, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service

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36  RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of re-characterization of REIT distributions, investments in partnerships, and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for periods beginning after Nov. 15, 2008. As of Sept. 30, 2008, management does not believe the adoption of SFAS 161 will impact the

--------------------------------------------------------------------------------
                     RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.53% to 0.40% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Large-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $480,207 for the six months ended Sept. 30, 2008. The management fee for the six months ended Sept. 30, 2008 was 0.62% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended Sept. 30, 2008 was 0.06% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
38  RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Sept. 30, 2008, other expenses paid to this company were $978.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up

--------------------------------------------------------------------------------
                     RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $2,010,000 and $44,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of July 31, 2008, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $176,658 for Class A, $41,911 for Class B and $418 for Class C for the six months ended Sept. 30, 2008.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Sept. 30, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class R4............................................  0.97%


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class R4..........................................  $2,034


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2...........................................  $  6
Class R3...........................................     8
Class R4...........................................   311


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until March 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the Fund's average daily net assets:

Class R4............................................  0.88%


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and nonaffiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own

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40  RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



    different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the six months ended Sept. 30, 2008, the Fund's custodian and transfer agency fees were reduced by $13,330 as a result of earnings credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $79,679,078 and $151,173,739, respectively, for the six months ended Sept. 30, 2008. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $59,412 for the six months ended Sept. 30, 2008. Expenses paid to the Investment Manager as securities lending agent were $596 for the six months ended Sept. 30, 2008, which are included in other expenses on the Statement of Operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. At Sept. 30, 2008, the Fund had no securities out on loan.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:


                                    SIX MONTHS ENDED SEPT. 30, 2008
                                   ISSUED FOR
                                   REINVESTED                        NET
                         SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A               4,960,828      450,768     (7,986,134)      (2,574,538)
Class B                 380,268       20,368     (2,639,609)      (2,238,973)
Class C                  59,708        1,192        (46,041)          14,859
Class I                      --           --           (522)            (522)
Class R3                    168           69             --              237
Class R4                230,141        8,021       (158,987)          79,175
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                     RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


                                       YEAR ENDED MARCH 31, 2008
                                   ISSUED FOR
                                   REINVESTED                        NET
                         SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A               6,075,091    5,074,478    (16,434,856)      (5,285,287)
Class B                 655,436      643,853     (4,992,302)      (3,693,013)
Class C                  61,671       28,236       (111,329)         (21,422)
Class R3                 11,175           --             --           11,175
Class R4                343,185       71,388       (286,068)         128,505
--------------------------------------------------------------------------------


5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $89,508,767 and $76,363,631, respectively, for the six months ended Sept. 30, 2008. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Sept. 30, 2008, can be found in the Portfolio of Investments.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Under the prior credit facility, the collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Under the prior credit facility, interest was charged to each Fund based on its borrowings at a rate equal to the

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42  RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. Under the prior credit facility, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings during the six months ended Sept. 30, 2008.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal

--------------------------------------------------------------------------------
                     RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc., relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. (transfer agent for the Seligman Funds) and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit. Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, Seligman and its affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and

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44  RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




other registered investment companies. Seligman does not believe that the foregoing legal action or other possible actions will have a material adverse impact on Seligman or its clients, including the Seligman Funds and other investment companies managed by it; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                     RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT  45

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services

--------------------------------------------------------------------------------
46  RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2007. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer group's median expense ratio shown in the reports. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. Based on its review, the Board concluded that the

--------------------------------------------------------------------------------
                     RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT  47

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------



Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
48  RIVERSOURCE EQUITY VALUE FUND -- 2008 SEMIANNUAL REPORT

RIVERSOURCE EQUITY VALUE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., Member FINRA, and managed by RiverSource Investments, LLC. These companies are part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2008 RiverSource Distributors, Inc.                           S-6481 R (11/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
PARTNERS SMALL CAP GROWTH FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
SEPTEMBER 30, 2008


RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.

                                                    (SINGLE-STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Manager Commentary.................    6

Fund Expenses Example..............   14

Portfolio of Investments...........   16

Statement of Assets and
  Liabilities......................   25

Statement of Operations............   27

Statements of Changes in Net
  Assets...........................   29

Financial Highlights...............   31

Notes to Financial Statements......   39

Approval of Investment Management
  Services Agreement...............   54

Proxy Voting.......................   57



                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
2  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Partners Small Cap Growth Fund (the Fund) Class A shares decreased
  9.02% (excluding sales charge) for the 6-month period ended Sept. 30, 2008.

> The Fund underperformed its benchmark, the Russell 2000(R) Growth Index
  (Russell Index), which fell 2.83% in the same 6-month period.

> The Fund's peer group, as represented by the Lipper Small-Cap Growth Funds
  Index, declined 8.36% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2008)
--------------------------------------------------------------------------------


                                                                          Since
                                6 months*   1 year  3 years  5 years  inception(a)
----------------------------------------------------------------------------------
RiverSource Partners Small Cap
  Growth Fund Class A
  (excluding sales charge)        -9.02%   -23.11%   +0.06%   +3.94%     -1.28%
----------------------------------------------------------------------------------
Russell 2000 Growth Index(1)
  (unmanaged)                     -2.83%   -17.07%   +1.45%   +6.64%     +0.82%
----------------------------------------------------------------------------------
Lipper Small-Cap Growth Funds
  Index(2)                        -8.36%   -23.85%   -1.19%   +4.42%     -0.27%
----------------------------------------------------------------------------------



*   Not annualized.

(a) Fund data is from Jan. 24, 2001. Russell 2000 Growth Index and Lipper peer group data is from Feb. 1, 2001.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Small-Cap Growth Funds Index includes the 30 largest small-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
                          MEDIUM   SIZE
                    X     SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total  Net expenses(a)
----------------------------------------
Class A           1.79%       1.60%
----------------------------------------
Class B           2.55%       2.37%
----------------------------------------
Class C           2.55%       2.36%
----------------------------------------
Class I           1.24%       1.15%
----------------------------------------
Class R2          2.05%       1.95%
----------------------------------------
Class R3          1.80%       1.70%
----------------------------------------
Class R4          1.53%       1.45%
----------------------------------------
Class R5          1.29%       1.20%
----------------------------------------


(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that increased the management fee by 0.03% for the year ended March 31, 2008), will not exceed 1.57% for Class A, 2.34% for Class B, 2.33% for Class C, 1.12% for Class I, 1.92% for Class R2, 1.67% for Class R3, 1.42% for Class R4 and 1.17% for Class R5.



Investments in small-capitalization companies involve greater risks and volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
4  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT SEPT. 30, 2008
                                                                   SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION**
Class A (inception
  1/24/01)                  -9.02%   -23.11%   +0.06%   +3.94%     -1.28%
---------------------------------------------------------------------------
Class B (inception
  1/24/01)                  -9.67%   -23.93%   -0.78%   +3.06%     -2.06%
---------------------------------------------------------------------------
Class C (inception
  1/24/01)                  -9.39%   -23.70%   -0.68%   +3.12%     -2.03%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                   -9.00%   -22.70%   +0.54%     N/A      +1.03%
---------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                 -9.18%   -23.16%     N/A      N/A      -7.05%
---------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                 -9.14%   -22.90%     N/A      N/A      -6.78%
---------------------------------------------------------------------------
Class R4 (inception
  1/24/01)                  -8.88%   -22.82%   +0.31%   +4.17%     -1.10%
---------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                 -8.86%   -22.80%     N/A      N/A      -6.53%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  1/24/01)                 -14.32%   -27.48%   -1.89%   +2.72%     -2.04%
---------------------------------------------------------------------------
Class B (inception
  1/24/01)                 -14.19%   -27.09%   -1.79%   +2.75%     -2.06%
---------------------------------------------------------------------------
Class C (inception
  1/24/01)                 -10.30%   -24.33%   -0.68%   +3.12%     -2.03%
---------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  5

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

RiverSource Partners Small Cap Growth Fund's portfolio is managed by four independent money management firms that each invest a portion of Fund assets in small-cap stocks that exhibit long-term growth potential. As of Sept. 30, 2008, Federated MDTA, LLC (MDTA) managed approximately 33% of the Fund's portfolio; UBS Global Asset Management (Americas) Inc. (UBS) managed approximately 27%; Turner Investment Partners, Inc. (Turner) managed approximately 21%; and Essex Investment Management Company, LLC (Essex) managed approximately 19%. At period end, the Fund held 25% or more in RiverSource Investments seed money and RiverSource(R) Portfolio Builder Series.

Dear Shareholders,

RiverSource Partners Small Cap Growth Fund (the Fund) Class A shares decreased 9.02% (excluding sales charge) for the 6-month period ended Sept. 30, 2008, underperforming its benchmark, the Russell 2000(R) Growth Index (Russell Index), which fell 2.83%. The Fund's peer group, as represented by the Lipper Small-Cap Growth Funds Index, declined 8.36% for the period.


SECTOR DIVERSIFICATION(1) (at Sept. 30, 2008; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                     16.5%
------------------------------------------------
Consumer Staples                            3.9%
------------------------------------------------
Energy                                      5.6%
------------------------------------------------
Financials                                  4.5%
------------------------------------------------
Health Care                                21.9%
------------------------------------------------
Industrials                                20.3%
------------------------------------------------
Information Technology                     21.1%
------------------------------------------------
Materials                                   2.9%
------------------------------------------------
Telecommunication Services                  1.3%
------------------------------------------------
Utilities                                   0.2%
------------------------------------------------
Other(2)                                    1.8%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(2) Cash & Cash Equivalents. Of the 1.8%, 0.9% is due to security lending activity and 0.9% is the Fund's cash equivalent position.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
6  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SIGNIFICANT PERFORMANCE FACTORS
MDTA: In our portion of the Fund, stock in the health care and consumer staples sectors contributed the most to performance during the six-month period, while the information technology sector and capital goods industry detracted the most. Specific stocks that contributed the most to performance were ALPHA NATURAL RESOURCES, WALTER INDUSTRIES, WEBSENSE, THE BUCKLE, CEC ENTERTAINMENT and EZCORP. On the other hand, specific stocks that detracted the most from semiannual performance were EPICOR SOFTWARE, SCANSOURCE, NETFLIX, ROFIN-SINAR TECHNOLOGIES, COMPLETE PRODUCTION SERVICES and ROBBINS & MYERS.

UBS: In our portion of the Fund, stock selection was hampered by our holdings in the information technology, materials, and health care sectors. The top detractors were a mix of businesses affected by company-specific issues and events as well as companies that were punished for their exposure to commodities. Among the top detractors were STEEL DYNAMICS, TELETECH HOLDINGS, GMX RESOURCES and PEDIATRIX MEDICAL GROUP. Stock selection benefited our portion of the Fund in the consumer discretionary and energy sectors. Our top performers were diverse and included PETROHAWK ENERGY, ICON and HUB GROUP.

Sector selection was modestly responsible for underperformance in our portion of the Fund. An underweight to the relatively strong health care sector (partially a function of the recent Russell Index rebalance) detracted from performance as did an overweight to the energy sector,

TOP TEN HOLDINGS (at Sept. 30, 2008; % of portfolio assets)
---------------------------------------------------------------------

PAREXEL Intl                                1.7%
------------------------------------------------
Gymboree                                    0.9%
------------------------------------------------
Panera Bread Cl A                           0.9%
------------------------------------------------
Microsemi                                   0.9%
------------------------------------------------
Thoratec                                    0.9%
------------------------------------------------
Pediatrix Medical Group                     0.8%
------------------------------------------------
Corinthian Colleges                         0.8%
------------------------------------------------
ICON ADR                                    0.8%
------------------------------------------------
Wright Medical Group                        0.7%
------------------------------------------------
Amedisys                                    0.7%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------



which suffered from a sharp market reversal during the period. Underweights to the poorly performing consumer discretionary and telecommunication services sectors helped performance relative to the benchmark.

TURNER: With value stocks in favor, the portion of the portfolio managed by Turner provided disappointing results, as our mandate is to seek growth stocks. Underperformance vs. the Russell Index was driven by stock selection in the materials, consumer discretionary and information technology sectors. For the six-month period ended Sept. 30, 2008, four of the 10 sector positions in our portion of the Fund beat their corresponding Russell Index sectors. Contributing to relative performance were holdings in the energy and utility sectors. Contributors included PETROHAWK ENERGY, CONCHO RESOURCES, ALPHA NATURAL RESOURCES and ITC HOLDINGS.

Impairing performance the most were lagging returns in the materials, consumer discretionary and technology sectors, which accounted for a significant percentage of the portion we manage. Holdings that underperformed included CENTURY ALUMINUM, HECLA MINING, RED ROBIN GOURMET BURGERS, CHIPOTLE MEXICAN GRILL and PLEXUS.

ESSEX: Weak stock selection in consumer-related stocks led to underperformance for the period in our portion of the Fund. ICONIX BRAND GROUP, PIER 1 IMPORTS and WET SEAL all detracted from performance. Health care was a disappointing relative performer during the period, weighed down by election year politics and concern over government solutions. Information technology was the biggest disappointment for the period, with notable weakness in the cyclical semiconductor industry. Some of the largest detractors, ANADIGICS and AXT were in the semiconductor space.

Stocks in the energy sector came under pressure during the six-month period, retracting a significant portion of their gains earned earlier in the year. A-POWER ENERGY GENERATION SYSTEMS, for example, experienced weakness in their stock price. In integrated oils, GMX RESOURCES posted outstanding second quarter returns, driven by the company's exposure to the Haynesville shale play, where other operators have demonstrated very promising recovery potential. GMX gave up some of those gains during the

--------------------------------------------------------------------------------
8  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


third quarter, and the stock traded down with the energy group, as investors grew increasingly concerned about downside potential in commodity prices.

Capital goods-related groups, agricultural chemicals, and materials reversed course during the semiannual period, hurt by slowing developed economies and fears of a deceleration in the developing world. L-1 IDENTITY SOLUTIONS received several contract expansions during the third quarter, which boosted profits. The acquisition of DIGIMARC'S ID systems business will also help L-1 expand its market reach. DXP ENTERPRISES was another contributor. The gains from DXP were erased, unfortunately, by disappointing results from COGNEX and LTX. Finally, we initiated a position in EXIDE TECHNOLOGIES, a leader in stored electrical-energy solutions.

CHANGES TO THE FUND'S PORTFOLIO
MDTA: Significant new or additional holdings to our portion of the portfolio included ROBBINS & MYERS, TETRA TECH, TITAN INTERNATIONAL, CROSSTEX ENERGY, AMEDISYS, SYNIVERSE HOLDINGS, PANERA BREAD COMPANY and WORLD ACCEPTANCE CORPORATION. Significant sales or reduced holdings from the portfolio included NAVIGANT CONSULTING, PERRIGO COMPANY, COSTAR GROUP, PSYCHIATRIC SOLUTIONS, ALPHA NATURAL RESOURCES, WALTER INDUSTRIES, W-H ENERGY SERVICES and ACTUANT CORPORATION.

Our bottom-up quantitative process, during the six-month period, significantly increased its percentage of holdings in the health care and, to a lesser degree, consumer durables sectors. During the same time period, the process decreased its percentage of holdings significantly in the


  We continue to be cautious on financials, as we still see the potential for credit problems to spread from residential construction to other consumer loans and commercial real estate.
  -- UBS






--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------


financials sector, basic industries group and, to a lesser degree, the energy sector.

UBS: From a sector perspective, the biggest deviations from the Russell Index at the end of the six months in our portion of the portfolio were an overweight to the industrials sector and an underweight to the financials sector. Our industrials exposure is composed of a diverse group of companies that include environmental services, aerospace and transportation companies. We continue to be cautious on financials, as we still see the potential for credit problems to spread from residential construction to other consumer loans and commercial real estate. Our energy and information technology weightings saw the biggest decrease, and our industrial and health care weightings saw the greatest increase over the course of the six-month period.

The five securities showing the largest percentage increase in position weight during the period were ICON, PANERA BREAD, CLEAN HARBORS, NATUS MEDICAL, and ROCK-TENN. All of these were additions during the semiannual period. The five securities showing the largest percentage decrease in position weight were PETROHAWK ENERGY, STEEL DYNAMICS, LIFECELL, QUICKSILVER RESOURCES and ABAXIS. Looking forward, we remain committed to our focus on high quality small-cap companies with demonstrable growth catalysts that we believe can add performance while maintaining a lower risk profile than the average security in the Russell Index.

TURNER: Our portion of the portfolio is sector neutral to the Russell Index and weightings are adjusted accordingly when Russell reconstitutes the Index. However, throughout the semiannual period, we made slight modifications to the industry weights within the Fund. Some of the key changes that were made included increasing positions in the medical specialties and biotechnology industries in the health care sector. In consumer discretionary, we reduced exposure to restaurants and consumer service companies, while increasing the weighting in environmental services companies. In the financials sector we reduced the weighting in investment banks/brokers. We also increased the position in real estate investment trusts (REITS).


--------------------------------------------------------------------------------
10  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

In managing our portion of the portfolio, our focus, as always, remains on owning stocks that we think have the strongest earnings prospects. Within consumer discretionary, the portfolio is overweight WMS INDUSTRIES AND VISTAPRINT. In health care, we are overweight PAREXEL INTERNATIONAL and ICON PLC. In information technology, PMC-SIERRA and VOCUS are the largest overweight positions.

ESSEX: We continue to maintain an underweight position in the consumer discretionary sector given deteriorating trends in employment, personal income levels and home values. In addition, we continue to expect health care to be an area of relative strength in the last part of this year, and we remain overweight in this sector. While the near-term outlook is uncertain, we maintain our focus on companies exposed to growth in alternative energy, as we think these companies can help solve the energy independence and environmental issues associated with traditional fossil fuel consumption.

OUR FUTURE POSITIONING
MDTA: At the end of the semiannual period our portion of the Fund was most overweight vs. the benchmark in the consumer cyclical, basic industries and capital goods groups. Our holdings were underweight the most vs. the benchmark in the health care, energy and information technology sectors. As with all of our money management strategies -- sector, industry and group movement and weightings are wholly a result of bottom-up stock selection rather than top-down bets.

UBS: The current market environment can best be characterized as a period when fear and uncertainty rule the day and fundamentals and valuations are being thrown by the wayside. Financial turbulence has reverberated throughout the markets, commodities continue their slide, and credit markets have seized up. To navigate these difficult times we steadfastly apply our investment discipline of focusing our investments in liquid securities (larger market capitalizations within the small-cap universe) that have improving fundamentals, industry leading competitive positions and strong balance sheets. Typically, when credit spreads widen, higher quality outperforms lower quality. We are encouraged and feel that growth should outperform value in the months ahead as small-cap growth is a more attractive asset class than small-cap value on a price/earnings (P/E), price/book, price/sales, and P/E to growth basis. Looking forward,

--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  11

MANAGER COMMENTARY (continued) -------------------------------------------------


we remain committed to our focus on high quality small-cap companies with demonstrable growth catalysts that can add performance while maintaining a lower risk profile.

TURNER: Although the market faces many hurdles in the near term, from a fundamental standpoint the market seems to be slightly undervalued and earnings outside the financials sector remain strong. In addition, both businesses and investors have historically high levels of cash on the sidelines patiently waiting to re-enter the market. Inflation concerns appear to be subsiding and the U.S. government is actively working to shore up investor confidence. Historically, the stock market has confounded the levels of extremely bearish sentiment that prevail today and turned upward several months before the economy did. In fact, even in the midst of three of the last four recessions, the stock market actually produced positive returns. In our judgment, corporate profits may hit bottom early next year, and stocks could trough before year's end.

ESSEX: The U.S. economy is facing a number of challenges in the year ahead, including further weakness in consumer spending and waning export growth. However, we also know that equity markets historically bottom well in advance of the economy. Price/earnings ratios have been compressed, cash is building on the sidelines earning minimal returns and corporations have announced sizeable stock buybacks -- all consistent indicators of market troughs. In this sea of doubt, we believe investors will continue to pay a premium for companies of all sizes with liquid balance sheets, high and rising cash flows and sustainable earnings growth.


--------------------------------------------------------------------------------
12  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


(LOGO - ESSEX)                         (LOGO - MDT ADVISERS)

(LOGO - TURNER INVESTMENT PARTNERS)    (LOGO - UBS GLOBAL ASSET
                                       MANAGEMENT)



Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  13

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Sept. 30, 2008.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
14  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                APRIL 1, 2008  SEPT. 30, 2008  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  909.80        $ 7.76         1.62%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.95        $ 8.19         1.62%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  903.30        $11.40         2.39%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.09        $12.06         2.39%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  906.10        $11.37         2.38%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.14        $12.01         2.38%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  910.00        $ 5.60         1.17%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.20        $ 5.92         1.17%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  908.20        $ 9.42         1.97%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.19        $ 9.95         1.97%
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  908.60        $ 8.23         1.72%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.44        $ 8.69         1.72%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  911.20        $ 7.04         1.47%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.70        $ 7.44         1.47%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  911.40        $ 5.85         1.22%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.95        $ 6.17         1.22%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Sept. 30, 2008: -9.02% for Class A, -9.67% for Class B, -9.39% for Class C, -9.00% for Class I, -9.18% for Class R2, -9.14% for Class R3, -8.88% for Class R4 and -8.86% for Class R5.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

SEPT. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




COMMON STOCKS (98.4%)
ISSUER                                                 SHARES                VALUE(a)

AEROSPACE & DEFENSE (2.9%)
AAR                                                     23,800(b)            $394,842
Applied Signal Technology                               18,457                320,783
Axsys Technologies                                      10,383(b)             611,974
DRS Technologies                                         4,434                340,310
LMI Aerospace                                            7,193(b)             144,651
Orbital Sciences                                        10,590(b)             253,842
Stanley                                                 13,700(b)             505,667
Teledyne Technologies                                   15,910(b)             909,415
TransDigm Group                                          4,118(b)             140,959
Triumph Group                                           11,959                546,646
                                                                          -----------
Total                                                                       4,169,089
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (1.0%)
Hub Group Cl A                                          26,300(b)             990,195
Pacer Intl                                              27,424                451,673
                                                                          -----------
Total                                                                       1,441,868
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.9%)
Exide Technologies                                      22,659(b)             167,223
Fuel Systems Solutions                                  13,965(b)             481,095
HAWK Cl A                                               16,995(b)             342,110
Wonder Auto Technology                                  38,989(b,c)           249,919
                                                                          -----------
Total                                                                       1,240,347
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (3.8%)
Acorda Therapeutics                                      9,030(b)             215,366
Alexion Pharmaceuticals                                  9,360(b)             367,847
Alkermes                                                23,105(b)             307,297
Allos Therapeutics                                      26,700(b)             197,847
Array BioPharma                                         23,600(b)             181,248
BioMarin Pharmaceutical                                  8,700(b)             230,463
Cougar Biotechnology                                     1,140(b)              38,065
Emergent BioSolutions                                   18,612(b)             243,631
Genomic Health                                          11,400(b)             258,210
Incyte                                                  23,900(b)             182,835
Isis Pharmaceuticals                                    16,300(b)             275,307
Myriad Genetics                                          5,200(b)             337,376
Onyx Pharmaceuticals                                     4,890(b)             176,920
OSI Pharmaceuticals                                      7,210(b)             355,381
Regeneron Pharmaceuticals                               11,500(b)             251,045
Rigel Pharmaceuticals                                   19,150(b)             447,152
Sangamo BioSciences                                     23,567(b,d)           181,466
Savient Pharmaceuticals                                  6,060(b)              90,355
Seattle Genetics                                        20,100(b)             215,070
United Therapeutics                                      7,980(b)             839,256
                                                                          -----------
Total                                                                       5,392,137
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.1%)
Ameron Intl                                              2,309                165,440
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.1%)
RiskMetrics Group                                        9,880(b)             193,352
-------------------------------------------------------------------------------------


CHEMICALS (1.3%)
Cabot                                                    5,180                164,620
Calgon Carbon                                           19,802(b)             403,169
Koppers Holdings                                        21,616                808,655
Minerals Technologies                                    4,034                239,458
Olin                                                     7,060                136,964
Solutia                                                  9,800(b)             137,200
                                                                          -----------
Total                                                                       1,890,066
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.3%)
Investors Bancorp                                        5,707(b)              85,890
PrivateBancorp                                           7,680                319,949
SVB Financial Group                                      1,540(b)              89,197
                                                                          -----------
Total                                                                         495,036
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (2.7%)
Casella Waste Systems Cl A                               1,544(b)              18,127
Clean Harbors                                           12,900(b)             871,395
EnergySolutions                                         29,200                292,000
Healthcare Services Group                               14,702                268,900
Innerworkings                                           38,100(b,d)           422,529
Mobile Mini                                             12,640(b)             244,331
Sykes Enterprises                                       30,780(b)             675,929


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
Tetra Tech                                              37,399(b)            $899,819
Waste Connections                                        5,780(b)             198,254
                                                                          -----------
Total                                                                       3,891,284
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (2.5%)
Blue Coat Systems                                       17,600(b)             249,744
Ceragon Networks                                        27,900(b,c)           206,181
Comtech Telecommunications                              14,361(b)             707,136
F5 Networks                                             15,530(b)             363,091
Globecomm Systems                                       38,623(b)             337,565
Neutral Tandem                                          18,403(b)             341,192
NICE Systems ADR                                        29,600(b,c)           806,304
PC-Tel                                                  13,291                123,872
Polycom                                                 12,910(b)             298,608
Riverbed Technology                                     12,710(b)             159,129
                                                                          -----------
Total                                                                       3,592,822
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.9%)
Compellent Technologies                                 13,700(b)             169,880
Presstek                                                50,169(b)             282,953
Stratasys                                               21,100(b)             368,617
Synaptics                                               16,937(b)             511,836
                                                                          -----------
Total                                                                       1,333,286
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (1.0%)
AECOM Technology                                        11,300(b)             276,172
EMCOR Group                                             22,300(b)             586,936
Furmanite                                               17,864(b)             184,714
Layne Christensen                                        8,316(b)             294,636
Perini                                                     798(b)              20,580
                                                                          -----------
Total                                                                       1,363,038
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.2%)
Headwaters                                              20,731(b)             276,759
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.5%)
Cardtronics                                              2,150(b)              16,899
Cash America Intl                                        2,125                 76,585
EZCORP Cl A                                             25,915(b)             487,202
World Acceptance                                         5,257(b)             189,252
                                                                          -----------
Total                                                                         769,938
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.7%)
Greif Cl A                                               2,193                143,905
Rock-Tenn Cl A                                          13,052                521,819
Silgan Holdings                                            790                 40,361
Temple-Inland                                           14,880                227,069
                                                                          -----------
Total                                                                         933,154
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.6%)
LKQ                                                     54,650(b)             927,411
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (1.3%)
American Public Education                                4,372(b)             211,080
Capella Education                                        3,010(b)             129,009
Corinthian Colleges                                     78,396(b)           1,175,939
K12                                                     12,049(b)             319,299
                                                                          -----------
Total                                                                       1,835,327
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (1.5%)
Encore Capital Group                                     8,114(b)             111,162
Interactive Brokers Group Cl A                          24,207(b)             536,669
iShares Russell 2000 Growth Index Fund                  11,000                777,920
Life Partners Holdings                                   7,800                280,566
Portfolio Recovery Associates                            7,892(b,d)           383,788
                                                                          -----------
Total                                                                       2,090,105
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
Cbeyond                                                 15,500(b)             223,045
NTELOS Holdings                                         17,848                479,932
Premiere Global Services                                13,960(b)             196,278
                                                                          -----------
Total                                                                         899,255
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.2%)
ITC Holdings                                             5,000                258,850
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (2.8%)
American Superconductor                                 16,124(b,d)           380,043
A-Power Energy Generation Systems                       18,842(b)             168,824
AZZ                                                     13,921(b)             575,912
BTU Intl                                                19,163(b)             168,634


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ELECTRICAL EQUIPMENT (CONT.)
Energy Conversion Devices                                8,080(b)            $470,660
EnerSys                                                 21,500(b)             423,765
FuelCell Energy                                         44,063(b)             265,700
JA Solar Holdings ADR                                    9,620(b,c)           101,780
LaBarge                                                  5,872(b)              88,432
Powell Inds                                             10,979(b)             448,053
Regal-Beloit                                               794                 33,761
Woodward Governor                                       25,597                902,806
                                                                          -----------
Total                                                                       4,028,370
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (2.1%)
Cogent                                                  44,164(b)             451,355
Cognex                                                  11,815                238,190
Daktronics                                              14,495                241,487
DTS                                                      4,660(b)             129,688
FLIR Systems                                            11,956(b)             459,349
L-1 Identity Solutions                                  17,370(b)             265,414
LeCroy                                                  35,656(b)             274,195
Plexus                                                  13,120(b)             271,584
SYNNEX                                                  12,196(b)             272,459
Technitrol                                              23,300                344,607
                                                                          -----------
Total                                                                       2,948,328
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (3.4%)
BASiC Energy Services                                   25,605(b)             545,387
CARBO Ceramics                                           3,340                172,377
Complete Production Services                            33,778(b)             679,950
Core Laboratories                                        6,470(c)             655,540
Dawson Geophysical                                       4,442(b)             207,397
ENGlobal                                                 4,192(b)              55,628
Gulf Island Fabrication                                 14,787                509,708
ION Geophysical                                         39,600(b)             561,924
Lufkin Inds                                              2,990                237,257
Natural Gas Services Group                                 659(b)              11,513
Oil States Intl                                         11,666(b)             412,393
T-3 Energy Services                                      9,900(b)             367,488
TETRA Technologies                                      18,500(b)             256,225
Willbros Group                                           6,860(b,c)           181,790
                                                                          -----------
Total                                                                       4,854,577
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.7%)
Casey's General Stores                                  20,617                622,015
Nash Finch                                               8,826                380,577
                                                                          -----------
Total                                                                       1,002,592
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.9%)
Darling Intl                                            70,772(b)             786,277
Diamond Foods                                            2,365                 66,291
Flowers Foods                                           20,207                593,278
Green Mountain Coffee Roasters                          25,362(b)             997,740
Overhill Farms                                           8,092(b)              41,674
TreeHouse Foods                                          6,130(b)             182,061
                                                                          -----------
Total                                                                       2,667,321
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (6.5%)
Analogic                                                 1,506                 74,939
ArthroCare                                               4,400(b)             121,968
BIOLASE Technology                                      77,219(b)             145,944
Cyberonics                                              37,609(b)             639,353
Greatbatch                                              11,511(b)             282,480
Haemonetics                                              7,600(b)             469,072
Hansen Medical                                          14,200(b)             190,848
Integra LifeSciences Holdings                           13,500(b)             594,405
Kensey Nash                                             12,518(b)             393,816
Merit Medical Systems                                   20,112(b)             377,502
Natus Medical                                           23,900(b)             541,574
Neogen                                                  13,450(b)             379,021
NuVasive                                                16,307(b)             804,424
ResMed                                                   7,400(b)             318,200
Somanetics                                              12,596(b)             275,475
Synovis Life Technologies                                2,178(b)              40,990
Thoratec                                                47,610(b)           1,249,762
TranS1                                                  19,294(b)             190,818
Vnus Medical Technologies                               16,161(b)             338,250
Volcano                                                 29,971(b)             518,199
West Pharmaceutical Services                             8,730                426,199
Wright Medical Group                                    34,700(b)           1,056,268
                                                                          -----------
Total                                                                       9,429,507
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


HEALTH CARE PROVIDERS & SERVICES (4.6%)
Amedisys                                                21,461(b)          $1,044,507
athenahealth                                            17,390(b)             578,565
BioScrip                                                87,225(b)             259,931
Chindex Intl                                            24,221(b)             263,040
Emergency Medical Services Cl A                         10,151(b)             303,312
Genoptix                                                15,687(b)             512,494
Gentiva Health Services                                 16,451(b)             443,190
LHC Group                                               14,755(b)             420,222
Pediatrix Medical Group                                 21,900(b)           1,180,848
Psychiatric Solutions                                    8,760(b)             332,442
RehabCare Group                                         19,067(b)             345,113
ResCare                                                 14,400(b)             261,216
Sun Healthcare Group                                     1,809(b)              26,520
Universal Health Services Cl B                           1,860                104,216
VCA Antech                                              16,100(b)             474,467
                                                                          -----------
Total                                                                       6,550,083
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (1.3%)
Computer Programs & Systems                              7,134                206,529
Eclipsys                                                10,950(b)             229,403
Icad                                                    75,879(b)             242,054
Omnicell                                                29,600(b)             389,240
Phase Forward                                           27,200(b)             568,751
Transcend Services                                      25,372(b)             265,899
                                                                          -----------
Total                                                                       1,901,876
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (3.4%)
Bally Technologies                                       1,748(b)              52,929
Buffalo Wild Wings                                      15,364(b)             618,247
California Pizza Kitchen                                22,392(b)             288,185
CEC Entertainment                                       17,924(b)             595,077
CKE Restaurants                                         80,961                858,187
Panera Bread Cl A                                       25,637(b)           1,304,923
Red Robin Gourmet Burgers                               11,300(b)             302,840
Texas Roadhouse Cl A                                    44,000(b)             395,560
WMS Inds                                                14,415(b)             440,667
                                                                          -----------
Total                                                                       4,856,615
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.8%)
Helen of Troy                                           15,445(b,c)           351,683
Lifetime Brands                                         14,007                136,568
Pulte Homes                                              7,520                105,054
Tupperware Brands                                       19,766                546,135
                                                                          -----------
Total                                                                       1,139,440
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.3%)
Raven Inds                                              11,557                454,768
-------------------------------------------------------------------------------------


INSURANCE (0.5%)
Argo Group Intl Holdings                                11,510(b,c)           424,144
PMA Capital Cl A                                        34,882(b)             307,659
                                                                          -----------
Total                                                                         731,803
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.7%)
1-800-FLOWERS.com Cl A                                  41,468(b)             249,637
PetMed Express                                          27,687(b)             434,687
priceline.com                                            5,308(b)             363,226
                                                                          -----------
Total                                                                       1,047,550
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (3.2%)
Ariba                                                   16,860(b)             238,232
AsiaInfo Holdings                                       53,717(b,c)           493,122
Bidz.com                                                16,110(b)             139,513
Digital River                                           14,731(b)             477,284
Interwoven                                              12,980(b)             183,278
NaviSite                                                69,915(b)             139,830
NIC                                                     52,181                360,049
Omniture                                                18,640(b)             342,230
SkillSoft ADR                                           42,445(b,c)           443,975
VistaPrint                                              13,010(b,c)           427,248
Vocus                                                   10,956(b)             372,066
Websense                                                43,021(b)             961,519
                                                                          -----------
Total                                                                       4,578,346
-------------------------------------------------------------------------------------


IT SERVICES (1.5%)
CSG Systems Intl                                        16,269(b)             285,196
CyberSource                                             20,940(b)             337,342
Gartner                                                  5,320(b)             120,658
Hackett Group                                            6,378(b)              34,696
iGATE                                                   42,422(b)             367,798
ManTech Intl Cl A                                          937(b)              55,555
NeuStar Cl A                                             9,600(b)             190,944
Sapient                                                 34,078(b)             253,200


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
IT SERVICES (CONT.)
Syntel                                                   9,389               $230,031
TeleTech Holdings                                       25,400(b)             315,976
                                                                          -----------
Total                                                                       2,191,396
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.2%)
Polaris Inds                                             7,502                341,266
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (4.9%)
Albany Molecular Research                               13,130(b)             237,522
Bruker                                                  25,273(b)             336,889
eResearchTechnology                                     33,006(b)             393,101
ICON ADR                                                30,680(b,c)         1,173,510
Illumina                                                16,779(b)             680,053
Kendle Intl                                             22,807(b)           1,019,701
Luminex                                                 19,040(b)             476,190
MEDTOX Scientific                                       13,767(b)             169,885
PAREXEL Intl                                            87,022(b)           2,494,051
                                                                          -----------
Total                                                                       6,980,902
-------------------------------------------------------------------------------------


MACHINERY (6.0%)
Actuant Cl A                                             8,830                222,869
American Railcar Inds                                    8,161                130,902
Badger Meter                                             5,201                244,187
Barnes Group                                             8,303                167,887
Blount Intl                                             10,025(b)             111,578
Bucyrus Intl                                             8,776                392,112
Chart Inds                                              11,601(b)             331,325
CIRCOR Intl                                             11,089                481,595
Colfax                                                   4,900(b)              81,879
Columbus McKinnon                                        8,569(b)             201,971
ESCO Technologies                                       18,930(b)             911,858
FreightCar America                                       9,374                274,377
Graham                                                   5,067                274,125
Kaydon                                                   6,777                305,372
Lindsay                                                  3,610                262,628
Middleby                                                 9,200(b)             499,652
NN                                                       5,733                 73,669
Nordson                                                  1,411                 69,294
RBC Bearings                                             4,790(b)             161,375
Robbins & Myers                                         19,632                607,218
Sauer-Danfoss                                            6,063                149,695
Sun Hydraulics                                          15,381                400,521
Titan Intl                                              43,869                935,287
Valmont Inds                                             9,018                745,698
Wabtec                                                   8,748                448,160
Xerium Technologies                                     13,283                 85,543
                                                                          -----------
Total                                                                       8,570,777
-------------------------------------------------------------------------------------


MARINE (0.2%)
Genco Shipping & Trading                                 8,300                275,892
-------------------------------------------------------------------------------------


MEDIA (0.3%)
Interactive Data                                        12,940                326,347
Knology                                                 14,641(b)             118,153
                                                                          -----------
Total                                                                         444,500
-------------------------------------------------------------------------------------


METALS & MINING (0.7%)
Century Aluminum                                         5,630(b)             155,895
Compass Minerals Intl                                    4,110                215,323
Haynes Intl                                              1,168(b)              54,697
Steel Dynamics                                          36,000                615,240
                                                                          -----------
Total                                                                       1,041,155
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (2.2%)
Arena Resources                                         16,860(b)             655,011
Concho Resources                                        10,190(b)             281,346
Crosstex Energy                                         21,743                542,923
EXCO Resources                                          10,340(b)             168,749
Foundation Coal Holdings                                 2,730                 97,133
GMX Resources                                           10,457(b)             499,845
Goodrich Petroleum                                       5,080(b)             221,437
Penn Virginia                                            4,380                234,067
Petrohawk Energy                                         8,610(b)             186,234
Rex Energy                                              18,000(b)             283,680
                                                                          -----------
Total                                                                       3,170,425
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (1.3%)
Chattem                                                  9,800(b)             766,164
Inter Parfums                                           19,062                258,481
Nu Skin Enterprises Cl A                                18,440                299,097
Revlon Cl A                                              1,515(b)              22,498
USANA Health Sciences                                   13,671(b)             560,374
                                                                          -----------
Total                                                                       1,906,614
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


PHARMACEUTICALS (0.9%)
Auxilium Pharmaceuticals                                13,940(b)            $451,655
Matrixx Initiatives                                      5,647(b)             101,590
Noven Pharmaceuticals                                    3,285(b)              38,369
Perrigo                                                 10,020                385,369
XenoPort                                                 6,130(b)             297,244
                                                                          -----------
Total                                                                       1,274,227
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (1.0%)
CoStar Group                                             2,613(b)             118,604
CRA Intl                                                 3,800(b)             104,424
Huron Consulting Group                                   6,540(b)             372,648
Kforce                                                  20,700(b)             211,347
MPS Group                                               15,720(b)             158,458
Navigant Consulting                                     11,168(b)             222,132
VSE                                                      7,416                250,142
Watson Wyatt Worldwide Cl A                                130                  6,465
                                                                          -----------
Total                                                                       1,444,220
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (1.5%)
BioMed Realty Trust                                     11,700                309,465
Digital Realty Trust                                    10,510                496,598
Extra Space Storage                                     16,790                257,894
Home Properties                                          3,910                226,585
Ventas                                                  16,300                805,545
                                                                          -----------
Total                                                                       2,096,087
-------------------------------------------------------------------------------------


ROAD & RAIL (0.8%)
Genesee & Wyoming Cl A                                   5,090(b)             190,977
Landstar System                                         22,140                975,488
                                                                          -----------
Total                                                                       1,166,465
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.6%)
Advanced Analogic Technologies                          86,276(b)             401,183
Amtech Systems                                          24,194(b)             225,246
ANADIGICS                                               35,982(b)             101,109
Atheros Communications                                  13,910(b)             327,998
AXT                                                     64,222(b)             120,737
Cavium Networks                                         10,220(b)             143,898
Diodes                                                  17,000(b)             313,650
EMCORE                                                  34,180(b,d)           168,849
Hittite Microwave                                       11,300(b)             379,680
Micrel                                                  20,870                189,291
Microsemi                                               51,160(b)           1,303,558
Monolithic Power Systems                                20,784(b)             361,018
NetLogic Microsystems                                    6,401(b)             193,566
Novellus Systems                                        12,800(b)             251,392
PMC-Sierra                                             125,517(b)             931,336
Power Integrations                                      14,900(b)             359,090
Ultratech                                               15,257(b)             184,610
Veeco Instruments                                       16,536(b)             244,898
Verigy                                                   5,490(b,c)            89,377
Volterra Semiconductor                                  19,303(b)             245,727
                                                                          -----------
Total                                                                       6,536,213
-------------------------------------------------------------------------------------


SOFTWARE (6.3%)
Advent Software                                         14,026(b)             494,136
ArcSight                                                28,247(b)             215,525
Blackboard                                              10,058(b)             405,237
Concur Technologies                                     18,405(b)             704,175
DemandTec                                               21,047(b)             189,633
EPIQ Systems                                            20,627(b)             280,527
FactSet Research Systems                                 9,650                504,213
FalconStor Software                                     85,506(b)             458,312
Interactive Intelligence                                24,777(b)             223,489
Kenexa                                                  18,975(b)             299,615
Manhattan Associates                                     9,265(b)             206,980
MICROS Systems                                          14,652(b)             390,622
Net 1 UEPS Technologies                                 10,920(b,c)           243,844
Nuance Communications                                   49,300(b)             600,967
Progress Software                                       18,908(b)             491,419
Shanda Interactive Entertainment ADR                    11,200(b,c)           286,160
Solera Holdings                                         21,930(b)             629,830
Sybase                                                  12,100(b)             370,502
Symyx Technologies                                      24,893(b)             246,690
Taleo Cl A                                              10,220(b)             203,276
TiVo                                                    19,300(b)             141,276
Ultimate Software Group                                 28,382(b)             766,313
VASCO Data Security Intl                                 7,655(b)              79,306
Verint Systems                                          14,676(b)             241,420
Wind River Systems                                      56,477(b)             564,770
                                                                          -----------
Total                                                                       9,238,237
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


SPECIALTY RETAIL (5.0%)
Aaron Rents                                             22,729               $615,274
Aeropostale                                             28,404(b)             912,052
Buckle                                                  13,779                765,286
Cato Cl A                                               25,630                449,807
Chico's FAS                                             30,130(b)             164,811
Children's Place Retail Stores                          21,040(b)             701,684
Citi Trends                                              1,184(b)              19,287
Finish Line Cl A                                        33,577                335,434
Gymboree                                                36,830(b)           1,307,464
Hibbett Sports                                          42,588(b)             852,612
New York & Co                                           35,670(b)             340,292
Pier 1 Imports                                          38,727(b)             159,943
Sally Beauty Holdings                                   34,079(b)             293,079
Wet Seal Cl A                                           76,577(b)             277,975
                                                                          -----------
Total                                                                       7,195,000
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (3.3%)
Deckers Outdoor                                          8,069(b)             839,821
Fossil                                                  19,744(b)             557,373
G-III Apparel Group                                     10,766(b)             201,432
Iconix Brand Group                                      15,759(b)             206,128
lululemon athletica                                     10,430(b,c)           240,203
Phillips-Van Heusen                                     21,300                807,483
Steven Madden                                           11,894(b)             294,733
True Religion Apparel                                   31,758(b)             820,944
Warnaco Group                                            9,720(b)             440,219
Wolverine World Wide                                     9,647                255,260
                                                                          -----------
Total                                                                       4,663,596
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.1%)
Dime Community Bancshares                                8,890                135,306
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (1.5%)
Beacon Roofing Supply                                   34,269(b)             535,282
DXP Enterprises                                         10,785(b)             574,948
Houston Wire & Cable                                     8,423                144,623
Kaman                                                   10,362                295,110
TAL Intl Group                                          26,544                552,646
                                                                          -----------
Total                                                                       2,102,609
-------------------------------------------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (0.1%)
CAI Intl                                                12,446(b)             137,653
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.7%)
Centennial Communications                               47,332(b)             295,352
Syniverse Holdings                                      39,209(b)             651,261
                                                                          -----------
Total                                                                         946,613
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $146,990,210)                                                     $141,208,893
-------------------------------------------------------------------------------------



OTHER (--%)
ISSUER                                                 SHARES                VALUE(a)

COMMUNICATIONS EQUIPMENT
Lantronix
 Warrants                                                2,188(b,f)              $115
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                      $115
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.9%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.31%              2,671,757(g)          $2,671,757
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,671,757)                                                         $2,671,757
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $149,661,967)(h)                                                  $143,880,765
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2008, the value of foreign securities represented 4.4% of net assets.


--------------------------------------------------------------------------------
22  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(d) At Sept. 30, 2008, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.9% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 1.0% of net assets.

(f)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Sept. 30, 2008, is as follows:

                                     ACQUISITION
SECURITY                                DATES         COST
----------------------------------------------------------
Lantronix Warrants                     04-18-08        $--


(g) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.

(h) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $149,662,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                         $13,699,000
Unrealized depreciation                         (19,480,000)
-----------------------------------------------------------
Net unrealized depreciation                     $(5,781,000)
-----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                         FAIR VALUE AT SEPT. 30, 2008
                          ---------------------------------------------------------
                               LEVEL 1        LEVEL 2
                            QUOTED PRICES      OTHER        LEVEL 3
                              IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                             MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION               IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities                $143,858,153      $22,612         $--      $143,880,765




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
24  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
SEPT. 30, 2008 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $146,990,210)                    $141,209,008
  Affiliated money market fund (identified cost $2,671,757)                  2,671,757
--------------------------------------------------------------------------------------
Total investments in securities (identified cost $149,661,967)             143,880,765
Capital shares receivable                                                       28,144
Dividends and accrued interest receivable                                       35,769
Receivable for investment securities sold                                    3,688,442
--------------------------------------------------------------------------------------
Total assets                                                               147,633,120
--------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                                439,267
Capital shares payable                                                         146,207
Payable for investment securities purchased                                  2,092,987
Payable upon return of securities loaned                                     1,339,000
Accrued investment management services fees                                      3,519
Accrued distribution fees                                                       45,714
Accrued transfer agency fees                                                       832
Accrued administrative services fees                                               306
Accrued plan administration services fees                                           59
Other accrued expenses                                                         128,289
--------------------------------------------------------------------------------------
Total liabilities                                                            4,196,180
--------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $143,436,940
--------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                           $    407,507
Additional paid-in capital                                                 157,366,616
Net operating loss                                                            (953,445)
Accumulated net realized gain (loss)                                        (7,602,536)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies        (5,781,202)
--------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $143,436,940
--------------------------------------------------------------------------------------
*Including securities on loan, at value                                   $  1,298,820
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  25

STATEMENT OF ASSETS AND LIABILITIES (continued) -------------------------------- SEPT. 30, 2008 (UNAUDITED)

NET ASSET VALUE PER SHARE
                             NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $69,839,682           19,795,376                       $3.53(1)
Class B                     $21,713,742            6,632,156                       $3.27
Class C                     $ 2,818,996              860,347                       $3.28
Class I                     $48,935,839           13,426,920                       $3.64
Class R2                    $     3,386                  951                       $3.56
Class R3                    $     3,403                  951                       $3.58
Class R4                    $   118,472               33,037                       $3.59
Class R5                    $     3,420                  951                       $3.60
----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $3.75. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                     $    339,111
Income distributions from affiliated money market fund              43,676
Fee income from securities lending                                  35,698
  Less foreign taxes withheld                                       (3,780)
--------------------------------------------------------------------------
Total income                                                       414,705
--------------------------------------------------------------------------
Expenses:
Investment management services fees                                823,771
Distribution fees
  Class A                                                          104,257
  Class B                                                          136,849
  Class C                                                           16,799
  Class R2                                                               9
  Class R3                                                               5
Transfer agency fees
  Class A                                                          145,911
  Class B                                                           50,403
  Class C                                                            6,027
  Class R2                                                               1
  Class R3                                                               1
  Class R4                                                              29
  Class R5                                                               1
Administrative services fees                                        67,908
Plan administration services fees
  Class R2                                                               5
  Class R3                                                               5
  Class R4                                                             144
Compensation of board members                                        1,877
Custodian fees                                                      95,740
Printing and postage                                                28,925
Registration fees                                                   15,195
Professional fees                                                   10,304
Other                                                                5,547
--------------------------------------------------------------------------
Total expenses                                                   1,509,713
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                (141,670)
  Earnings and bank fee credits on cash balances                    (1,828)
--------------------------------------------------------------------------
Total net expenses                                               1,366,215
--------------------------------------------------------------------------
Investment income (loss) -- net                                   (951,510)

--------------------------------------------------------------------------


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  27

STATEMENT OF OPERATIONS (continued) --------------------------------------------
SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions             $     98,585
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                        (13,367,529)
--------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          (13,268,944)
--------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $(14,220,454)
--------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                SEPT. 30, 2008  MARCH 31, 2008
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                   $   (951,510)   $ (2,424,241)
Net realized gain (loss) on investments                                 98,585      18,327,985
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                            (13,367,529)    (26,745,336)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                       (14,220,454)    (10,841,592)
----------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net realized gain
    Class A                                                                 --     (15,313,532)
    Class B                                                                 --      (5,764,585)
    Class C                                                                 --        (664,323)
    Class I                                                                 --      (7,184,676)
    Class R2                                                                --            (747)
    Class R3                                                                --            (747)
    Class R4                                                                --         (67,512)
    Class R5                                                                --            (747)
  Tax return of capital
    Class A                                                                 --      (1,291,291)
    Class B                                                                 --        (486,002)
    Class C                                                                 --         (56,008)
    Class I                                                                 --        (605,745)
    Class R2                                                                --             (63)
    Class R3                                                                --             (63)
    Class R4                                                                --          (5,692)
    Class R5                                                                --             (63)
----------------------------------------------------------------------------------------------
Total distributions                                                         --     (31,441,796)

----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                SEPT. 30, 2008  MARCH 31, 2008
                                                                   (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                  $  5,949,546    $ 16,370,956
  Class B shares                                                       634,193       4,159,635
  Class C shares                                                       181,577         362,963
  Class I shares                                                     5,299,603      11,747,371
  Class R4 shares                                                       49,500         235,601
Reinvestment of distributions at net asset value
  Class A shares                                                            --      16,345,443
  Class B shares                                                            --       6,136,767
  Class C shares                                                            --         709,617
  Class I shares                                                            --       7,788,511
  Class R4 shares                                                           --          72,863
Payments for redemptions
  Class A shares                                                   (14,737,491)    (38,721,801)
  Class B shares                                                    (6,133,174)    (16,376,915)
  Class C shares                                                      (500,080)     (1,287,948)
  Class I shares                                                    (2,881,000)     (8,447,236)
  Class R4 shares                                                      (20,000)       (406,253)
----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                     (12,157,326)     (1,310,426)
----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            (26,377,780)    (43,593,814)
Net assets at beginning of period                                  169,814,720     213,408,534
----------------------------------------------------------------------------------------------
Net assets at end of period                                       $143,436,940    $169,814,720
----------------------------------------------------------------------------------------------
Net operating loss/excess of distributions over net
  investment income                                               $   (953,445)   $     (1,935)
----------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $3.88        $4.97        $5.42        $4.19        $4.38
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.02)(b)     (.06)(b)     (.07)        (.06)        (.06)
Net gains (losses) (both realized and
 unrealized)                                          (.33)        (.18)         .03         1.32         (.13)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.35)        (.24)        (.04)        1.26         (.19)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.78)        (.41)        (.03)          --
Tax return of capital                                   --         (.07)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.85)        (.41)        (.03)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.53        $3.88        $4.97        $5.42        $4.19
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $70          $85         $114         $149         $153
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.84%(e)     1.79%        1.76%        1.73%        1.63%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.62%(e)     1.62%        1.65%        1.68%        1.63%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (1.13%)(e)   (1.17%)      (1.22%)      (1.20%)      (1.29%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                67%         122%         119%         152%         153%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                     (9.02%)(i)   (6.82%)       (.24%)      30.06%       (4.34%)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Sept. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 1.61% for the year ended March 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Sept. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $3.62        $4.72        $5.21        $4.06        $4.28
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.04)(b)     (.09)(b)     (.10)        (.09)        (.10)
Net gains (losses) (both realized and
 unrealized)                                          (.31)        (.16)         .02         1.27         (.12)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.35)        (.25)        (.08)        1.18         (.22)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.78)        (.41)        (.03)          --
Tax return of capital                                   --         (.07)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.85)        (.41)        (.03)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.27        $3.62        $4.72        $5.21        $4.06
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $22          $29          $44          $63          $71
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.61%(e)     2.55%        2.53%        2.50%        2.40%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     2.39%(e)     2.39%        2.42%        2.45%        2.40%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (1.90%)(e)   (1.94%)      (1.99%)      (1.97%)      (2.06%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                67%         122%         119%         152%         153%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                     (9.67%)(i)   (7.41%)      (1.03%)      29.05%       (5.14%)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Sept. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 2.38% for the year ended March 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Sept. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $3.62        $4.72        $5.21        $4.06        $4.28
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.03)(b)     (.09)(b)     (.10)        (.09)        (.10)
Net gains (losses) (both realized and
 unrealized)                                          (.31)        (.16)         .02         1.27         (.12)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.34)        (.25)        (.08)        1.18         (.22)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.78)        (.41)        (.03)          --
Tax return of capital                                   --         (.07)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.85)        (.41)        (.03)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.28        $3.62        $4.72        $5.21        $4.06
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $3           $3           $5           $6           $6
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.60%(e)     2.55%        2.52%        2.50%        2.40%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     2.38%(e)     2.38%        2.42%        2.45%        2.40%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (1.89%)(e)   (1.93%)      (1.98%)      (1.96%)      (2.06%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                67%         122%         119%         152%         153%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                     (9.39%)(i)   (7.41%)      (1.05%)      29.05%       (5.14%)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Sept. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 2.37% for the year ended March 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Sept. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.00        $5.08        $5.51        $4.23        $4.40
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(b)     (.04)(b)     (.04)        (.03)        (.05)
Net gains (losses) (both realized and
 unrealized)                                          (.35)        (.19)         .02         1.34         (.12)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.36)        (.23)        (.02)        1.31         (.17)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --           --           --           --           --
Distributions from realized gains                       --         (.78)        (.41)        (.03)          --
Tax return of capital                                   --         (.07)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.85)        (.41)        (.03)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.64        $4.00        $5.08        $5.51        $4.23
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $49          $51          $51          $19           $6
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.24%(e)     1.24%        1.15%        1.15%        1.07%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.17%(e)     1.17%        1.15%        1.13%        1.07%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.68%)(e)    (.72%)       (.71%)       (.69%)       (.72%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                67%         122%         119%         152%         153%
--------------------------------------------------------------------------------------------------------------
Total return                                        (9.00%)(h)   (6.45%)        .15%       30.96%       (3.86%)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Sept. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 1.16% for the year ended March 31, 2008.
(h) Not annualized.
(i) Six months ended Sept. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(j)          2008     2007(b)
Net asset value, beginning of period                 $3.92        $5.02        $5.26
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.02)(c)     (.06)(c)     (.05)
Net gains (losses) (both realized and
 unrealized)                                          (.34)        (.19)         .22
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.36)        (.25)         .17
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.78)        (.41)
Tax return of capital                                   --         (.07)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.85)        (.41)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.56        $3.92        $5.02
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.07%(f)     2.05%        1.86%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.71%(f)     1.71%        1.86%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (1.21%)(f)   (1.27%)      (1.36%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                67%         122%         119%
--------------------------------------------------------------------------------------------------------------
Total return                                        (9.18%)(i)   (6.96%)       3.74%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Sept. 30, 2008 and for the year ended March 31, 2008.
(i) Not annualized.
(j) Six months ended Sept. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  35

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(j)          2008     2007(b)
Net asset value, beginning of period                 $3.94        $5.02        $5.26
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.02)(c)     (.05)(c)     (.05)
Net gains (losses) (both realized and
 unrealized)                                          (.34)        (.18)         .22
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.36)        (.23)         .17
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.78)        (.41)
Tax return of capital                                   --         (.07)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.85)        (.41)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.58        $3.94        $5.02
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.84%(f)     1.80%        1.60%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.46%(f)     1.46%        1.60%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.96%)(f)   (1.02%)      (1.11%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                67%         122%         119%
--------------------------------------------------------------------------------------------------------------
Total return                                        (9.14%)(i)   (6.52%)       3.74%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Sept. 30, 2008 and for the year ended March 31, 2008.
(i) Not annualized.
(j) Six months ended Sept. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
36  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $3.94        $5.02        $5.46        $4.22        $4.40
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(b)     (.05)(b)     (.05)        (.05)        (.05)
Net gains (losses) (both realized and
 unrealized)                                          (.34)        (.18)         .02         1.32         (.13)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.35)        (.23)        (.03)        1.27         (.18)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.78)        (.41)        (.03)          --
Tax return of capital                                   --         (.07)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.85)        (.41)        (.03)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.59        $3.94        $5.02        $5.46        $4.22
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.53%(e)     1.53%        1.55%        1.53%        1.44%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.22%(e)     1.38%        1.47%        1.48%        1.44%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.72%)(e)    (.95%)      (1.04%)      (1.03%)      (1.11%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                67%         122%         119%         152%         153%
--------------------------------------------------------------------------------------------------------------
Total return                                        (8.88%)(h)   (6.52%)       (.04%)      30.08%       (4.09%)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Sept. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 1.37% for the year ended March 31, 2008.
(h) Not annualized.
(i) Six months ended Sept. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  37

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(j)          2008     2007(b)
Net asset value, beginning of period                 $3.95        $5.03        $5.26
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(c)     (.04)(c)     (.04)
Net gains (losses) (both realized and
 unrealized)                                          (.34)        (.19)         .22
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.35)        (.23)         .18
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.78)        (.41)
Tax return of capital                                   --         (.07)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.85)        (.41)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.60        $3.95        $5.03
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.31%(f)     1.29%        1.12%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.22%(f)     1.22%        1.12%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.72%)(f)    (.78%)       (.62%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                67%         122%         119%
--------------------------------------------------------------------------------------------------------------
Total return                                        (8.86%)(i)   (6.54%)       3.95%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Sept. 30, 2008 and for the year ended March 31, 2008.
(i) Not annualized.
(j) Six months ended Sept. 30, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
38  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO SEPT. 30, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Partners Small Cap Growth Fund (the Fund) is a series of RiverSource Strategy Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Strategy Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of companies with market capitalization, at the time of investment, of up to $2 billion, or that fall within the range of the Russell 2000 Growth Index.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Sept. 30, 2008, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R2, Class R3 and Class R5 shares. At Sept. 30, 2008, the Investment Manager and the RiverSource affiliated funds-of-funds owned approximately 33% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


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        RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

VALUATION OF SECURITIES
Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurement disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.


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40  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

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Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

ILLIQUID SECURITIES
At Sept. 30, 2008, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Sept. 30, 2008 was $115 representing 0.00% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Sept. 30, 2008, and for the six months then ended, the Fund had no outstanding option contracts.


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        RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Sept. 30, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At Sept. 30, 2008, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service

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42  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

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providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of re-characterization of REIT distributions, post-October capital or foreign currency losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT
In March 2008, the FASB issued Statement on Financial Accounting Standards No. 161 (SFAS "161"), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for periods beginning after Nov. 15, 2008. As of Sept. 30, 2008, management does not believe the adoption of SFAS 161 will impact the

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        RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.92% to 0.795% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Small-Cap Growth Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $42,824 for the six months ended Sept. 30, 2008. The management fee for the six months ended Sept. 30, 2008 was 0.97% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENT
The Investment Manager has Subadvisory Agreements with Turner Investment Partners, Inc., UBS Global Asset Management (Americas) Inc., Essex Investment Management Company, LLC and Federated MDTA, LLC. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interest of the shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.


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44  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

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ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended Sept. 30, 2008 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Sept. 30, 2008 other expenses paid to this company were $147.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.


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        RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $602,000 and $25,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of July 31, 2008, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $55,082 for Class A, $10,558 for Class B and $41 for Class C for the six months ended Sept. 30, 2008.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Sept. 30, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A.............................................  1.62%
Class B.............................................  2.39
Class C.............................................  2.38
Class I.............................................  1.17
Class R2............................................  1.71
Class R3............................................  1.46
Class R4............................................  1.22
Class R5............................................  1.22


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $62,506
Class B...........................................   20,455
Class C...........................................    2,511
Class R2..........................................        1
Class R3..........................................        1




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46  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

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The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2...........................................  $  5
Class R3...........................................     5
Class R4...........................................   144


The management fees waived/reimbursed at the Fund level were $56,042.

Effective April 1, 2008, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until March 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  1.57%
Class B.............................................  2.34
Class C.............................................  2.33
Class I.............................................  1.12
Class R2............................................  1.92
Class R3............................................  1.67
Class R4............................................  1.42
Class R5............................................  1.17


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the six months ended Sept. 30, 2008, the Fund's custodian and transfer agency fees were reduced by $1,828 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $110,543,549 and $123,623,638, respectively, for the six months ended Sept. 30, 2008. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with the subadvisers were $1,776 for the six months ended Sept. 30, 2008.


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        RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

4.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follow:

                                    SIX MONTHS ENDED SEPT. 30, 2008
                                    ISSUED FOR
                                    REINVESTED                       NET
                          SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A                1,502,406            -    (3,693,577)      (2,191,171)
Class B                  170,311            -    (1,666,350)      (1,496,039)
Class C                   49,554            -      (134,261)         (84,707)
Class I                1,285,386            -      (717,374)         568,012
Class R4                  12,694            -        (4,926)           7,768
--------------------------------------------------------------------------------


                                       YEAR ENDED MARCH 31, 2008
                                    ISSUED FOR
                                    REINVESTED                       NET
                          SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A                3,336,972    3,714,879    (7,916,874)        (865,023)
Class B                  894,258    1,493,130    (3,494,893)      (1,107,505)
Class C                   78,370      172,656      (280,756)         (29,730)
Class I                2,618,239    1,719,318    (1,583,906)       2,753,651
Class R4                  42,095       16,337       (87,138)         (28,706)
--------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned (e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower). The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At Sept. 30, 2008, securities valued at $1,298,820 were on loan to brokers. For collateral, the Fund received $1,339,000 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the Portfolio of Investments. Income from securities lending

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48  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

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amounted to $35,698 for the six months ended Sept. 30, 2008. Expenses paid to the Investment Manager as securities lending agent were $2,041 for the six months ended Sept. 30, 2008, which are included in other expenses on the Statement of Operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $28,476,057 and $31,641,045, respectively, for the six months ended Sept. 30, 2008. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Sept. 30, 2008, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Under the prior credit facility, the collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Under the prior credit facility, interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at

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        RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. Under the prior credit facility, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings during the six months ended Sept. 30, 2008.

8. POST-OCTOBER LOSS

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2007 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At March 31, 2008, the Fund had a post-October loss of $6,394,289 that is treated for income tax purposes as occurring on April 1, 2008.

It is unlikely the Board will authorize distributions of any net realized capital gains for the Fund until the respective capital loss carry-overs have been offset or expire.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise

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50  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

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--------------------------------------------------------------------------------



Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc., relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. (transfer agent for the Seligman Funds) and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to

--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit. Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, Seligman and its affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies. Seligman does not believe that the foregoing legal action or other possible actions will have a material adverse impact on Seligman or its clients, including the Seligman Funds and other investment companies managed by it; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse

--------------------------------------------------------------------------------
52  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  53

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreements (the "Subadvisory Agreements") between RiverSource Investments and each subadviser (collectively, the "Subadvisers"), the Subadvisers perform portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement and the Subadvisory Agreements (together, the "Advisory Agreements"). RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the Advisory Agreements. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by RiverSource Investments and the Subadvisers: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments and the Subadvisers, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the

--------------------------------------------------------------------------------
54  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


financial condition of RiverSource Investments (and its affiliates) and each Subadviser, and each entity's ability to carry out its responsibilities under the Advisory Agreements. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by RiverSource Investments and each Subadviser). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments, its affiliates and each of the Subadvisers were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2007. The Board observed that the Fund's investment performance met expectations. Additionally, the Board reviewed the performance of the Subadvisers and the selection and monitoring processes for the Subadvisers. The Board considered, in particular, management's rationale for recommending the continued retention of each Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  55

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board observed, however, that because the Fund is managed by Subadvisers, the fees applicable to the Fund may be higher than the median, and thus, fall outside of the pricing philosophy, due to differences in the Fund's potential economies of scale, the costs of operation and its capacity constraints. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the Advisory Agreements.


--------------------------------------------------------------------------------
56  RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- 2008 SEMIANNUAL REPORT  57

RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., Member FINRA, and managed by RiverSource Investments, LLC. These companies are part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2008 RiverSource Distributors, Inc.                           S-6302 J (11/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
SMALL CAP ADVANTAGE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
SEPTEMBER 30, 2008


RIVERSOURCE SMALL CAP ADVANTAGE FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH
LONG-TERM CAPITAL GROWTH.


                                                 (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Manager Commentary.................    6

Fund Expenses Example..............   11

Portfolio of Investments...........   14

Statement of Assets and
  Liabilities......................   24

Statement of Operations............   25

Statements of Changes in Net
  Assets...........................   26

Financial Highlights...............   28

Notes to Financial Statements......   36

Approval of Investment Management
  Services Agreement...............   50

Proxy Voting.......................   53



                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
2  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Small Cap Advantage Fund (the Fund) Class A shares declined 7.44%
  (excluding sales charge) for the six months ended Sept. 30, 2008.

> The Fund's benchmark, the Russell 2000(R) Index, declined 0.54% for the same time frame.

> The Fund's peer group, as represented by the Lipper Small-Cap Core Funds
  Index, declined 4.80% during the six-month period.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2008)
--------------------------------------------------------------------------------


                                                                        Since
                              6 months*   1 year  3 years  5 years  inception(a)
--------------------------------------------------------------------------------
RiverSource Small Cap
  Advantage Fund Class A
  (excluding sales charge)      -7.44%   -23.80%   -4.29%   +4.65%     +4.10%
--------------------------------------------------------------------------------
Russell 2000(R) Index(1)
  (unmanaged)                   -0.54%   -14.48%   +1.83%   +8.15%     +6.24%
--------------------------------------------------------------------------------
Lipper Small-Cap Core Funds
  Index(2)                      -4.80%   -17.21%   +0.62%   +7.94%     +7.29%
--------------------------------------------------------------------------------



*   Not annualized.

(a) Fund data is from May 4, 1999. Russell 2000 Index and Lipper peer group data is from May 1, 1999.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Russell 2000 Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
               RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
                          MEDIUM   SIZE
           X              SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                                        Net Fund
                                          and
                                     Acquired Fund
                 Total      Net         Fees and
                  Fund  Expenses(a)   Expenses(b)
--------------------------------------------------
Class A          1.31%     1.19%         1.22%
--------------------------------------------------
Class B          2.07%     1.96%         1.99%
--------------------------------------------------
Class C          2.07%     1.95%         1.98%
--------------------------------------------------
Class I          0.80%     0.74%         0.77%
--------------------------------------------------
Class R2         1.62%     1.54%         1.57%
--------------------------------------------------
Class R3         1.39%     1.29%         1.32%
--------------------------------------------------
Class R4         1.10%     1.02%         1.05%
--------------------------------------------------
Class R5         0.87%     0.79%         0.82%
--------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.14%), will not exceed 1.33% for Class A, 2.10% for Class B, 2.09% for Class C, 0.88% for Class I, 1.68% for Class R2, 1.43% for Class R3, 1.16% for Class R4 and 0.93% for Class R5.

(b) In addition to the Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of acquired funds in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its investment in the acquired funds, is 0.03%.

Investments in small-capitalization companies involve greater risks and volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
4  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT SEPT. 30, 2008
                                                                    SINCE
Without sales charge       6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION**
Class A (inception
  5/4/99)                    -7.44%   -23.80%   -4.29%   +4.65%     +4.10%
----------------------------------------------------------------------------
Class B (inception
  5/4/99)                    -7.56%   -24.19%   -4.95%   +3.87%     +3.32%
----------------------------------------------------------------------------
Class C (inception
  6/26/00)                   -7.82%   -24.33%   -4.95%   +3.87%     +1.63%
----------------------------------------------------------------------------
Class I (inception
  3/4/04)                    -7.14%   -23.44%   -3.86%     N/A      +0.45%
----------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                  -7.30%   -23.59%     N/A      N/A     -13.59%
----------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                  -7.04%   -23.35%     N/A      N/A     -13.36%
----------------------------------------------------------------------------
Class R4 (inception
  5/4/99)                    -6.97%   -22.79%   -3.79%   +5.04%     +4.38%
----------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                  -7.00%   -23.38%     N/A      N/A     -13.16%
----------------------------------------------------------------------------

With sales charge
Class A (inception
  5/4/99)                   -12.85%   -28.21%   -6.17%   +3.43%     +3.54%
----------------------------------------------------------------------------
Class B (inception
  5/4/99)                   -12.18%   -27.20%   -5.63%   +3.66%     +3.32%
----------------------------------------------------------------------------
Class C (inception
  6/26/00)                   -8.74%   -24.93%   -4.95%   +3.87%     +1.63%
----------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
               RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT  5

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

Dear Shareholders,

RiverSource Small Cap Advantage Fund (the Fund) Class A shares declined 7.44% (excluding sales charge) for the six months ended Sept. 30, 2008. The Fund's benchmark, the Russell 2000(R) Index (Russell Index), declined 0.54% for the same time frame. The Fund's peer group, as represented by the Lipper Small-Cap Core Funds Index, declined 4.80% during the six-month period. Turnover for the Fund was 109%.

SIGNIFICANT PERFORMANCE FACTORS
The past six months were an extraordinary period in the capital markets as the credit crisis entered a critical chapter. A number of distressing events made headlines during the period: bank failures (IndyMac and Washington Mutual), the government takeover of mortgage lenders Fannie Mae and Freddie Mac and bailout of insurance giant AIG and the Lehman Brothers bankruptcy. Stock market volatility reached levels not seen since the peak of the technology bubble in 2000, while credit markets were virtually frozen by a lack of liquidity. Efforts by the federal government and

SECTOR DIVERSIFICATION(1) (at Sept. 30, 2008; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                     13.3%
------------------------------------------------
Consumer Staples                            3.7%
------------------------------------------------
Energy                                      5.8%
------------------------------------------------
Financials                                 22.0%
------------------------------------------------
Health Care                                13.3%
------------------------------------------------
Industrials                                15.6%
------------------------------------------------
Information Technology                     17.1%
------------------------------------------------
Materials                                   3.1%
------------------------------------------------
Telecommunication Services                  0.8%
------------------------------------------------
Utilities                                   3.4%
------------------------------------------------
Other(2)                                    1.9%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(2) Cash & Cash Equivalents. 1.9% is due to security lending activity.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
6  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


central banks around the globe largely failed to calm the financial markets.

Although most style and capitalization segments of the U.S. equity market experienced steep losses in the period, small-cap stocks held up surprisingly well and easily outperformed mid- and large-cap stocks. The divergence in sector returns was dramatic, as has been the case over the last two years. However, sectors that had previously performed well -- principally energy and materials -- sold off sharply in the last three months of the period as commodity prices plummeted on growing fears of a global economic slowdown. At the same time, small-cap financial stocks staged a sudden rebound when the Securities and Exchange Commission (SEC) banned the short sale of certain bank and brokerage stocks. Investors with short positions were forced to quickly buy these stocks, triggering a rally in the small-cap finance sector. In September, the SEC expanded the temporary ban on short selling to over 700 stocks, primarily in the financials sector.

Against the backdrop of extreme market volatility, our quantitative discipline faced severe headwinds. We were disappointed by the magnitude of the Fund's underperformance given the type of risk management policies and controls that we employ. Consistent with our

TOP TEN HOLDINGS (at Sept. 30, 2008; % of portfolio assets)
---------------------------------------------------------------------

iShares Russell 2000 Index Fund             0.8%
------------------------------------------------
EMCOR Group                                 0.7%
------------------------------------------------
Solera Holdings                             0.6%
------------------------------------------------
Stone Energy                                0.6%
------------------------------------------------
Flushing Financial                          0.6%
------------------------------------------------
Perini                                      0.6%
------------------------------------------------
Aspen Insurance Holdings                    0.6%
------------------------------------------------
Exponent                                    0.6%
------------------------------------------------
EarthLink                                   0.6%
------------------------------------------------
Suffolk Bancorp                             0.6%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
               RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------



strategy of maintaining sector neutrality vs. the Russell Index, stock selection had the largest impact on relative performance with selection in the financials and consumer discretionary sectors accounting for most of the Fund's underperformance.

Among the Fund's holdings in the consumer discretionary sector, the mounting troubles facing major U.S. auto manufacturers hampered the performance of a number of auto parts companies including Fund holdings LEAR and DANA HOLDING. Shares of COOPER TIRE & RUBBER also underperformed, as high oil prices raised input costs and depressed demand for replacement tires. The Fund's position in building products company AMERON INTERNATIONAL detracted from performance as its shares fell sharply following a disappointing earnings report.

In the financials sector, stock selection in the regional bank and savings and loan groups hurt the Fund's performance. Among the Fund's holdings, shares of SOUTH FINANCIAL GROUP declined sharply after the company reported wide losses related to its Florida residential construction and land development portfolio. Having smaller-than-Russell Index positions in a fairly long list of distressed bank and finance companies whose shares rallied sharply late in the period also hindered the Fund's results.

In the information technology sector, stock selection was weakest in the semiconductor group, including holdings in INTEGRATED SILICON SOLUTION, ZORAN and TRIDENT MICROSYSTEMS. The Fund's position in NETWORK EQUIPMENT TECHNOLOGIES, a communications equipment maker, underperformed after the company issued a disappointing earnings report and lowered its guidance for future earnings.

Stock selection in materials and utilities contributed positively to the Fund's results. Among the Fund's holdings in the materials sector, positions in fertilizer companies CF INDUSTRIES and TERRA INDUSTRIES advanced on strong worldwide demand for agricultural commodities. In utilities, a larger-than-Russell Index position in LACLEDE GROUP added to performance, as its stock price rose following a positive earnings report. The Fund also benefited from overweight positions in HAWAIIAN ELECTRIC INDUSTRIES and PIEDMONT NATURAL GAS.


--------------------------------------------------------------------------------
8  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


OUR CURRENT AND FUTURE STRATEGY
Our strategy is a quantitative approach. Using computer models we seek to identify the most attractive stocks in each sector of the economy, based on a balanced set of valuation, earnings and price-related variables. Our approach seeks to identify quality companies -- differentiated by superior cash flow generation and attractive relative valuations -- from both the growth and value sides of the small-cap universe. We believe the objectivity of our approach is an advantage because investors often let emotions stand in the way of sound investment decisions. Our goal is to own a portfolio of stocks that represents the best opportunities in each sector.

Most market observers believe recent intensification of the credit crisis has made an economic contraction in the U.S. virtually inevitable. Key data on the U.S. economy's health have steadily worsened. Unemployment jumped sharply while manufacturing activity fell to a seven-year low. Consumers have been under increasing strain from falling home prices, higher energy prices and the credit shocks experienced over the past year.

At the same time, we expect more bad news for commercial banks and thrifts. The problems currently facing the financial system will take months to resolve. Consumers and financial institutions alike will need time to repair their balance sheets and reduce or eliminate debt. Markets will probably remain quite volatile as we go through a process of restoring trust in our financial institutions.

However, we also see reason for guarded optimism. We believe recent market volatility has


  We believe recent market volatility has created real value opportunities in many sectors within the small-cap universe.






--------------------------------------------------------------------------------
               RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------



created real value opportunities in many sectors within the small-cap universe. Valuation spreads in the small-cap area, measured by valuation differences between the cheapest and the most expensive stocks, have widened considerably. As risk premiums rise, we believe valuation and other fundamental indicators will once again be effective signals of a stock's relative performance potential.

Historically, small-cap stocks have performed very well following market bottoms, and market bottoms usually occur well before the end of economic downturns. While we wait for the eventual bottom in this current cycle, we believe that our disciplined risk management and balanced approach to stock selection will help relative performance.



(PHOTO - Jake Hurwitz)                                                (PHOTO - Kent Kelley)

Jake Hurwitz, CFA(R)                                                  Kent Kelley, CFA(R)
Portfolio Manager                                                     Portfolio Manager
Kenwood Capital                                                       Kenwood Capital
Management                                                            Management



Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.


--------------------------------------------------------------------------------
10  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Sept. 30, 2008.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                APRIL 1, 2008  SEPT. 30, 2008  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  925.60        $5.60          1.16%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.25        $5.87          1.16%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  924.40        $9.26          1.92%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.44        $9.70          1.92%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  921.80        $9.20          1.91%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.49        $9.65          1.91%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  928.60        $3.43           .71%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.51        $3.60           .71%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  927.00        $7.29          1.51%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.50        $7.64          1.51%
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  929.60        $6.09          1.26%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.75        $6.38          1.26%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  930.30        $4.69           .97%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.21        $4.91           .97%

-------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
12  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                APRIL 1, 2008  SEPT. 30, 2008  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  930.00        $3.68           .76%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.26        $3.85           .76%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Sept. 30, 2008: -7.44% for Class A, -7.56% for Class B, -7.82% for Class C, -7.14% for Class I, -7.30% for Class R2, -7.04% for Class R3, -6.97% for Class R4 and -7.00% for Class R5.


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

SEPT. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (99.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.3%)
Axsys Technologies                                       5,200(b)            $306,488
Ducommun                                                30,100                718,788
Esterline Technologies                                  14,640(b)             579,598
Teledyne Technologies                                   20,410(b)           1,166,635
                                                                      ---------------
Total                                                                       2,771,509
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.5%)
Atlas Air Worldwide Holdings                            10,100(b)             407,131
Pacer Intl                                              44,000                724,680
                                                                      ---------------
Total                                                                       1,131,811
-------------------------------------------------------------------------------------

AIRLINES (1.3%)
Continental Airlines Cl B                               12,900(b)             215,172
Delta Air Lines                                         22,500(b)             167,625
Hawaiian Holdings                                      110,500(b)           1,025,440
Republic Airways Holdings                               83,300(b)             848,827
SkyWest                                                 11,600                185,368
UAL                                                     16,808                147,742
US Airways Group                                        33,900(b)             204,417
                                                                      ---------------
Total                                                                       2,794,591
-------------------------------------------------------------------------------------

AUTO COMPONENTS (2.1%)
ArvinMeritor                                            39,200                511,168
Autoliv                                                  7,300(c)             246,375
Dana Holding                                            63,400(b)             306,856
Exide Technologies                                      68,500(b)             505,530
Fuel Systems Solutions                                  12,000(b)             413,400
HAWK Cl A                                               15,400(b)             310,002
Lear                                                    67,100(b)             704,550
Spartan Motors                                         152,900                486,222
Stoneridge                                              48,900(b)             550,125
TRW Automotive Holdings                                 35,800(b)             569,578
                                                                      ---------------
Total                                                                       4,603,806
-------------------------------------------------------------------------------------

BEVERAGES (0.4%)
Central European Distribution                           14,090(b)             639,827
PepsiAmericas                                           15,600                323,232
                                                                      ---------------
Total                                                                         963,059
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (3.1%)
Affymax                                                 21,100(b)             418,835
Alexion Pharmaceuticals                                 17,400(b)             683,820
BioCryst Pharmaceuticals                                81,568(b)             256,124
CV Therapeutics                                         57,000(b)             615,600
Emergent BioSolutions                                   33,500(b)             438,515
Enzon Pharmaceuticals                                   75,790(b,d)           559,330
Isis Pharmaceuticals                                    18,600(b)             314,154
Martek Biosciences                                       6,800                213,656
Maxygen                                                 81,548(b)             344,948
Momenta Pharmaceuticals                                 29,100(b)             381,501
NPS Pharmaceuticals                                     35,300(b)             252,042
OSI Pharmaceuticals                                      4,900(b)             241,521
PDL BioPharma                                           71,600                666,596
Progenics Pharmaceuticals                               34,400(b)             457,864
Regeneron Pharmaceuticals                               36,924(b)             806,051
United Therapeutics                                      2,200(b)             231,374
                                                                      ---------------
Total                                                                       6,881,931
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (1.3%)
Ameron Intl                                             10,416                746,306
Gibraltar Inds                                          32,400                606,204
Insteel Inds                                            65,300                887,427
NCI Building Systems                                    18,200(b)             577,850
                                                                      ---------------
Total                                                                       2,817,787
-------------------------------------------------------------------------------------

CAPITAL MARKETS (0.5%)
Calamos Asset Management Cl A                           23,940                429,005
Intl Assets Holding                                     11,300(b)             272,443


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CAPITAL MARKETS (CONT.)
Pzena Investment Mgmt Cl A                              20,900               $198,132
Stifel Financial                                         5,000(b)             249,500
                                                                      ---------------
Total                                                                       1,149,080
-------------------------------------------------------------------------------------

CHEMICALS (2.4%)
Innophos Holdings                                       16,600                404,708
Innospec                                                44,500(c)             536,670
LSB Inds                                                42,100(b)             583,085
Lubrizol                                                19,700                849,858
NewMarket                                               14,150                743,724
OM Group                                                 7,500(b)             168,750
Quaker Chemical                                         26,700                759,882
Solutia                                                 41,943(b)             587,202
Terra Inds                                               3,119                 91,699
WR Grace & Co                                           33,900(b)             512,568
                                                                      ---------------
Total                                                                       5,238,146
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (8.1%)
Arrow Financial                                         13,454                395,682
Banco Latinoamericano de Exportaciones Series
 E                                                      52,200(c)             752,724
Bank of Hawaii                                           5,500                293,975
Bank of the Ozarks                                      10,400                280,800
Cardinal Financial                                      38,500                311,080
Cathay General Bancorp                                  23,820                566,916
City Holding                                            18,670                788,808
Community Bank System                                    5,300                133,295
CVB Financial                                           18,700                259,930
East West Bancorp                                        5,580                 76,446
F.N.B.                                                  20,200                322,796
First Commonwealth Financial                            27,700                373,119
First Merchants                                         15,600                355,680
First Midwest Bancorp                                   11,300                273,912
FirstMerit                                              35,180                738,780
Intl Bancshares                                          6,860                185,220
Lakeland Financial                                      19,300                423,828
Natl Penn Bancshares                                    29,000                423,400
NBT Bancorp                                             30,200                903,584
Old Second Bancorp                                      49,500                916,740
Oriental Financial Group                                19,300(c)             344,698
Provident Bankshares                                    18,400                178,664
Republic Bancorp Cl A                                    6,581                199,536
S&T Bancorp                                              8,510                313,423
Sandy Spring Bancorp                                     9,659                213,464
South Financial Group                                   15,400                112,882
Southside Bancshares                                    34,550                870,660
Sterling Bancorp                                        37,000                535,020
Sterling Financial                                      37,400                542,300
Suffolk Bancorp                                         31,200              1,229,591
Susquehanna Bancshares                                   4,658                 90,924
SVB Financial Group                                     12,260(b)             710,099
Tompkins Financial                                      18,385                928,443
UCBH Holdings                                           13,813                 88,541
UMB Financial                                           21,700              1,139,684
United Community Banks                                  23,428                310,655
Valley Natl Bancorp                                     28,500                597,360
Webster Financial                                       10,600                267,650
Wintrust Financial                                      15,452                453,516
                                                                      ---------------
Total                                                                      17,903,825
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.7%)
Comfort Systems USA                                     80,280              1,072,541
Herman Miller                                           37,100                907,837
Knoll                                                   36,800                556,416
M&F Worldwide                                           19,300(b)             772,000
PRG-Schultz Intl                                        59,900(b)             536,704
                                                                      ---------------
Total                                                                       3,845,498
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.9%)
3Com                                                   107,820(b)             251,221
Airvana                                                125,000(b)             736,250
BigBand Networks                                       115,400(b)             425,826
Black Box                                                6,700                231,351
Ciena                                                   56,200(b)             566,496
InterDigital                                            16,000(b)             384,800
Network Equipment Technologies                         221,164(b)             756,381
Opnext                                                  60,100(b)             275,859
Plantronics                                              9,700                218,444
Polycom                                                 13,400(b)             309,942
SeaChange Intl                                          54,600(b)             527,436
Starent Networks                                        26,200(b)             339,028


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMMUNICATIONS EQUIPMENT (CONT.)
Tellabs                                                199,600(b)            $810,375
UTStarcom                                              181,489(b)             611,618
                                                                      ---------------
Total                                                                       6,445,027
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.8%)
Avid Technology                                          9,400(b)             226,164
Cray                                                    72,900(b)             377,622
Electronics for Imaging                                 42,051(b)             585,770
Hutchinson Technology                                   72,700(b)             841,866
Hypercom                                                22,468(b)              89,423
Lexmark Intl Cl A                                       28,100(b)             915,217
Palm                                                    49,500                295,515
QLogic                                                  30,100(b)             462,336
Quantum                                                196,900(b)             205,761
                                                                      ---------------
Total                                                                       3,999,674
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (2.1%)
AECOM Technology                                        19,600(b)             479,024
Dycom Inds                                              27,000(b)             351,540
EMCOR Group                                             57,120(b)           1,503,398
Michael Baker                                           27,800(b)             967,440
Perini                                                  49,000(b)           1,263,710
                                                                      ---------------
Total                                                                       4,565,112
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.7%)
Cash America Intl                                       20,791                749,308
EZCORP Cl A                                              7,300(b)             137,240
World Acceptance                                        16,370(b)             589,320
                                                                      ---------------
Total                                                                       1,475,868
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Rock-Tenn Cl A                                          11,300                451,774
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.5%)
Pre-Paid Legal Services                                 11,900(b)             490,994
Strayer Education                                        1,350                270,351
thinkorswim Group                                       39,500(b)             329,035
                                                                      ---------------
Total                                                                       1,090,380
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.3%)
Interactive Brokers Group Cl A                          32,300(b)             716,091
iShares Russell 2000 Index Fund                         25,100              1,716,589
PHH                                                     28,940(b)             384,613
                                                                      ---------------
Total                                                                       2,817,293
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Premiere Global Services                                62,600(b)             880,156
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.5%)
DPL                                                     18,800                466,240
El Paso Electric                                        31,580(b)             663,180
Hawaiian Electric Inds                                  14,300                416,273
ITC Holdings                                            13,380                692,683
Portland General Electric                               15,600                369,096
UIL Holdings                                            13,200                453,156
Unisource Energy                                         7,232                211,102
                                                                      ---------------
Total                                                                       3,271,730
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.0%)
Acuity Brands                                           29,290              1,223,151
AO Smith                                                18,600                728,934
AZZ                                                     18,000(b)             744,660
Coleman Cable                                           24,674(b)             247,480
Energy Conversion Devices                                3,700(b)             215,525
EnerSys                                                 12,400(b)             244,404
GrafTech Intl                                           21,500(b)             324,865
LaBarge                                                 22,700(b)             341,862
Woodward Governor                                       12,064                425,497
                                                                      ---------------
Total                                                                       4,496,378
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (2.3%)
Benchmark Electronics                                   42,970(b)             605,018
Ingram Micro Cl A                                       35,900(b)             576,913
Mercury Computer Systems                                75,711(b)             673,828
Methode Electronics                                     57,200                511,368
Plexus                                                  21,623(b)             447,596
RadiSys                                                 85,800(b)             737,880
Sanmina-SCI                                            397,167(b)             556,034


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (CONT.)
SMART Modular Technologies WWH                          70,500(b)            $211,500
Tech Data                                               28,110(b)             839,083
                                                                      ---------------
Total                                                                       5,159,220
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.3%)
Gulf Island Fabrication                                 23,700                816,939
Lufkin Inds                                             14,800              1,174,380
Oil States Intl                                         15,400(b)             544,390
T-3 Energy Services                                      6,600(b)             244,992
                                                                      ---------------
Total                                                                       2,780,701
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.3%)
BJ's Wholesale Club                                      6,700(b)             260,362
Casey's General Stores                                  13,633                411,308
                                                                      ---------------
Total                                                                         671,670
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.9%)
Chiquita Brands Intl                                    44,600(b)             705,126
Darling Intl                                            64,200(b)             713,262
Diamond Foods                                           29,800                835,294
Flowers Foods                                           16,000                469,760
Omega Protein                                           31,600(b)             371,616
Ralcorp Holdings                                        16,900(b)           1,139,229
                                                                      ---------------
Total                                                                       4,234,287
-------------------------------------------------------------------------------------

GAS UTILITIES (2.0%)
Laclede Group                                           15,200                737,048
New Jersey Resources                                     8,420                302,194
Nicor                                                   12,700                563,245
Northwest Natural Gas                                    6,790                353,080
Piedmont Natural Gas                                    31,000(d)             990,760
South Jersey Inds                                       16,830                600,831
UGI                                                     33,500                863,630
                                                                      ---------------
Total                                                                       4,410,788
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.0%)
AngioDynamics                                           30,000(b)             474,000
Cutera                                                  43,100(b)             457,291
Cynosure Cl A                                           28,200(b)             505,908
Haemonetics                                              3,700(b)             228,364
Invacare                                                14,700                354,858
Masimo                                                   6,000(b)             223,200
Palomar Medical Technologies                            25,600(b)             344,576
STERIS                                                   9,400                353,252
Synovis Life Technologies                               18,000(b)             338,760
Vnus Medical Technologies                               30,710(b)             642,760
West Pharmaceutical Services                             4,700                229,454
Wright Medical Group                                    10,300(b)             313,532
                                                                      ---------------
Total                                                                       4,465,955
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.8%)
Alliance Imaging                                        51,400(b)             527,878
AMERIGROUP                                              23,980(b)             605,255
Centene                                                 41,500(b)             851,165
CorVel                                                   8,640(b)             247,190
Emergency Medical Services Cl A                         23,800(b)             711,144
Hanger Orthopedic Group                                 46,980(b)             819,801
Health Management Associates Cl A                      115,100(b)             478,816
HealthSouth                                             20,000(b)             368,600
HealthSpring                                            42,900(b)             907,765
Magellan Health Services                                 8,500(b)             349,010
MedCath                                                 16,000(b)             286,720
Molina Healthcare                                       26,305(b,d)           815,455
Omnicare                                                10,400                299,208
Providence Service                                      42,800(b)             419,440
Psychiatric Solutions                                    6,300(b)             239,085
Triple-S Management Cl B                                24,900(b,c)           405,621
                                                                      ---------------
Total                                                                       8,332,153
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.2%)
Buffalo Wild Wings                                       7,700(b)             309,848
CEC Entertainment                                       13,000(b)             431,600
CKE Restaurants                                         19,700                208,820
Denny's                                                 38,030(b)              98,117
Domino's Pizza                                          29,700(b)             360,558
Einstein Noah Restaurant Group                          29,800(b)             300,384


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HOTELS, RESTAURANTS & LEISURE (CONT.)
Landry's Restaurants                                    45,200               $702,860
Ruby Tuesday                                            37,100(b)             214,809
                                                                      ---------------
Total                                                                       2,626,996
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.0%)
American Greetings Cl A                                 43,290                661,904
Blyth                                                   25,900                293,706
Centex                                                  41,300                669,060
Helen of Troy                                           16,500(b,c)           375,705
KB Home                                                 20,600                405,408
Lennar Cl A                                             20,900                317,471
MDC Holdings                                             6,800                248,812
Pulte Homes                                             14,700                205,359
Sealy                                                   44,300                286,178
Standard Pacific                                        78,300(b)             384,453
Tupperware Brands                                       19,600                541,548
                                                                      ---------------
Total                                                                       4,389,604
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.1%)
Standex Intl                                             9,440                261,960
-------------------------------------------------------------------------------------

INSURANCE (4.4%)
Allied World Assurance Holdings                         11,800(c)             419,136
Ambac Financial Group                                   49,400                115,102
American Financial Group                                21,900                646,050
American Physicians Capital                             11,231                475,408
Amerisafe                                               40,040(b)             728,728
AmTrust Financial Services                              63,430                862,014
Aspen Insurance Holdings                                45,800(c)           1,259,500
Assured Guaranty                                        57,600(c)             936,576
CNA Surety                                              46,500(b)             776,550
First Mercury Financial                                 34,601(b)             493,064
Hallmark Financial Services                             59,800(b)             543,582
HCC Insurance Holdings                                  26,000                702,000
Max Capital Group                                       25,600(c)             594,688
Navigators Group                                         7,410(b)             429,780
Platinum Underwriters Holdings                          20,300(c)             720,244
                                                                      ---------------
Total                                                                       9,702,422
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.4%)
NetFlix                                                 11,300(b)             348,944
Overstock.com                                           23,200(b)             459,592
                                                                      ---------------
Total                                                                         808,536
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.6%)
Ariba                                                   18,400(b)             259,992
EarthLink                                              146,600(b)           1,246,100
RealNetworks                                            67,100(b)             340,868
S1                                                      93,990(b)             575,219
United Online                                           66,120                622,189
ValueClick                                              22,880(b)             234,062
Vignette                                                31,400(b)             337,236
                                                                      ---------------
Total                                                                       3,615,666
-------------------------------------------------------------------------------------

IT SERVICES (2.8%)
CSG Systems Intl                                        48,800(b)             855,464
Euronet Worldwide                                       31,900(b)             533,687
Forrester Research                                      31,900(b)             935,308
Gartner                                                 18,700(b)             424,116
Global Cash Access Holdings                             73,576(b)             372,295
Global Payments                                         13,000                583,180
Hackett Group                                          128,900(b)             701,216
iGATE                                                   79,400(b)             688,398
Integral Systems                                        33,600(b)             697,872
Metavante Technologies                                  25,000(b)             481,500
                                                                      ---------------
Total                                                                       6,273,036
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.5%)
Brunswick                                               35,100                448,929
JAKKS Pacific                                           24,590(b)             612,537
                                                                      ---------------
Total                                                                       1,061,466
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.3%)
Affymetrix                                              81,400(b)             630,036
Bio-Rad Laboratories Cl A                               11,000(b)           1,090,320


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
LIFE SCIENCES TOOLS & SERVICES (CONT.)
eResearchTechnology                                     66,100(b)            $787,251
Nektar Therapeutics                                    116,500(b)             418,235
                                                                      ---------------
Total                                                                       2,925,842
-------------------------------------------------------------------------------------

MACHINERY (2.8%)
Actuant Cl A                                             8,230                207,725
Alamo Group                                             18,800                320,540
Badger Meter                                             4,000                187,800
EnPro Inds                                              26,540(b)             986,226
Federal Signal                                          33,000                452,100
Gorman-Rupp                                             11,040                416,429
Graham                                                   5,860                317,026
Lydall                                                  42,100(b)             405,423
NACCO Inds Cl A                                          2,800                264,656
NN                                                      32,676                419,887
Sauer-Danfoss                                           33,300                822,177
Sun Hydraulics                                           7,800                203,112
Tecumseh Products Cl A                                  25,900(b)             648,536
Xerium Technologies                                     66,100                425,684
                                                                      ---------------
Total                                                                       6,077,321
-------------------------------------------------------------------------------------

MARINE (0.1%)
Kirby                                                    4,240(b)             160,866
TBS Intl Series A                                       12,000(b,c)           161,520
                                                                      ---------------
Total                                                                         322,386
-------------------------------------------------------------------------------------

MEDIA (1.6%)
Global Sources                                          53,945(b,c)           543,226
Interactive Data                                        30,570                770,976
Liberty Media -- Capital Series A                       52,100(b,f)           697,098
Scholastic                                              16,843                432,528
Valassis Communications                                 69,020(b)             597,713
Warner Music Group                                      51,500                391,400
                                                                      ---------------
Total                                                                       3,432,941
-------------------------------------------------------------------------------------

METALS & MINING (0.3%)
Compass Minerals Intl                                   13,000                681,070
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.6%)
Arena Resources                                         12,900(b)             501,165
Comstock Resources                                      19,000(b)             950,950
Concho Resources                                        25,700(b)             709,577
Contango Oil & Gas                                      18,120(b)             978,118
Encore Acquisition                                       7,900(b)             330,062
EXCO Resources                                           6,600(b)             107,712
GMX Resources                                           12,300(b)             587,940
Mariner Energy                                          20,900(b)             428,450
McMoRan Exploration                                     50,700(b)           1,198,548
Patriot Coal                                            14,000(b)             406,700
Penn Virginia                                            4,100                219,104
Stone Energy                                            31,411(b)           1,329,627
Swift Energy                                             7,760(b)             300,234
Teekay Tankers Cl A                                     41,800(c,d)           707,674
W&T Offshore                                            26,100                712,269
Whiting Petroleum                                        9,200(b)             655,592
                                                                      ---------------
Total                                                                      10,123,722
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Buckeye Technologies                                    58,161(b)             476,339
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.9%)
Alberto-Culver                                          17,100                465,804
Herbalife                                                7,100(c)             280,592
Inter Parfums                                           60,150                815,634
NBTY                                                    12,400(b)             366,048
                                                                      ---------------
Total                                                                       1,928,078
-------------------------------------------------------------------------------------

PHARMACEUTICALS (3.3%)
Adolor                                                 175,700(b)             606,165
Depomed                                                249,000(b)             908,850
Endo Pharmaceuticals Holdings                           19,000(b)             380,000
Inspire Pharmaceuticals                                142,200(b)             507,654
King Pharmaceuticals                                    44,310(b)             424,490
Medicines                                               14,100(b)             327,402
Medicis Pharmaceutical Cl A                             28,900                430,899
Noven Pharmaceuticals                                   45,600(b)             532,608
Par Pharmaceutical Companies                            42,130(b)             517,778
Salix Pharmaceuticals                                   70,500(b)             451,905
Valeant Pharmaceuticals Intl                            45,100(b,d)           923,197
ViroPharma                                              65,400(b)             858,048
VIVUS                                                   43,800(b)             347,772
                                                                      ---------------
Total                                                                       7,216,768
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

PROFESSIONAL SERVICES (1.1%)
Administaff                                             13,000               $353,860
Exponent                                                37,809(b)           1,251,100
Korn/Ferry Intl                                         17,900(b)             318,978
Watson Wyatt Worldwide Cl A                             12,330                613,171
                                                                      ---------------
Total                                                                       2,537,109
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (5.6%)
Acadia Realty Trust                                     21,000                530,880
Agree Realty                                            21,600                617,760
Alexander's                                              1,000(b)             400,000
Associated Estates Realty                               71,900                936,856
Brandywine Realty Trust                                 45,000                721,350
Capstead Mtge                                           23,000                251,850
Corporate Office Properties Trust                        9,400                379,290
EastGroup Properties                                    21,340              1,035,843
Equity Lifestyle Properties                             17,630                934,919
Highwoods Properties                                    10,000                355,600
Lexington Realty Trust                                  47,300                814,506
LTC Properties                                          28,000                820,960
Mid-America Apartment Communities                       12,700                624,078
Nationwide Health Properties                            21,020                756,300
Pennsylvania Real Estate Investment Trust               16,700                314,795
PS Business Parks                                       13,710                789,696
Sovran Self Storage                                      8,400                375,396
Strategic Hotels & Resorts                              40,490                305,700
Sunstone Hotel Investors                                83,690              1,129,814
Tanger Factory Outlet Centers                            7,950                348,131
                                                                      ---------------
Total                                                                      12,443,724
-------------------------------------------------------------------------------------

ROAD & RAIL (0.6%)
Arkansas Best                                            5,800                195,402
Celadon Group                                           12,800(b)             146,816
Dollar Thrifty Automotive Group                         23,655(b)              45,654
Knight Transportation                                   31,200                529,464
Werner Enterprises                                      14,600                316,966
                                                                      ---------------
Total                                                                       1,234,302
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Amkor Technology                                        83,300(b)             530,621
Atheros Communications                                  10,300(b)             242,874
Conexant Systems                                       114,600(b)             459,546
DSP Group                                               94,200(b)             720,630
Integrated Silicon Solution                            105,300(b)             243,243
Kulicke & Soffa Inds                                   102,600(b)             462,726
OmniVision Technologies                                 44,400(b)             506,604
PMC-Sierra                                              62,300(b)             462,266
RF Micro Devices                                       179,660(b)             524,607
Silicon Image                                          104,800(b)             559,632
Skyworks Solutions                                      34,500(b)             288,420
Spansion Cl A                                          126,521(b)             196,108
Trident Microsystems                                    85,100(b)             204,240
                                                                      ---------------
Total                                                                       5,401,517
-------------------------------------------------------------------------------------

SOFTWARE (3.3%)
Compuware                                               57,700(b)             559,113
Concur Technologies                                      5,400(b)             206,604
Ebix                                                     3,800(b)             357,048
Fair Isaac                                              26,100                601,605
i2 Technologies                                         34,300(b)             462,707
Informatica                                             28,130(b)             365,409
MICROS Systems                                          15,330(b)             408,698
Parametric Technology                                   13,700(b)             252,080
Progress Software                                       14,700(b)             382,053
Solera Holdings                                         47,060(b)           1,351,563
Sybase                                                  37,400(b)           1,145,188
Symyx Technologies                                      40,100(b)             397,391
Synopsys                                                20,400(b)             406,980
TeleCommunication Systems Cl A                          43,800(b)             302,658
                                                                      ---------------
Total                                                                       7,199,097
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (3.7%)
Aeropostale                                             17,510(b)             562,246
Borders Group                                           71,825                471,172
Buckle                                                  17,200                955,288
Cato Cl A                                               37,300                654,615
Charlotte Russe Holding                                 21,400(b)             219,350


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SPECIALTY RETAIL (CONT.)
Children's Place Retail Stores                           9,800(b)            $326,830
Collective Brands                                       38,700(b)             708,597
Conn's                                                  24,000(b)             449,040
Dress Barn                                              37,310(b)             570,470
Genesco                                                 18,300(b)             612,684
Jo-Ann Stores                                           15,800(b)             331,484
Lumber Liquidators                                      24,400(b)             306,464
New York & Co                                           84,100(b)             802,314
RadioShack                                              42,000                725,760
Rex Stores                                               4,169(b)              48,152
Wet Seal Cl A                                          134,700(b)             488,961
                                                                      ---------------
Total                                                                       8,233,427
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.6%)
Carter's                                                16,200(b)             319,626
Fossil                                                  20,920(b)             590,572
Fuqi Intl                                              108,700(b,c)           885,904
Iconix Brand Group                                      37,000(b)             483,960
Movado Group                                            29,600                661,560
Warnaco Group                                           12,996(b)             588,589
                                                                      ---------------
Total                                                                       3,530,211
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.7%)
Dime Community Bancshares                               17,100                260,262
Flushing Financial                                      75,100              1,314,250
OceanFirst Financial                                    40,200                728,424
Trustco Bank NY                                         34,500                403,995
United Financial Bancorp                                17,000                252,450
WSFS Financial                                          12,900                774,000
                                                                      ---------------
Total                                                                       3,733,381
-------------------------------------------------------------------------------------

TOBACCO (0.2%)
Alliance One Intl                                      139,488(b)             530,054
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.9%)
Beacon Roofing Supply                                   18,000(b)             281,160
BlueLinx Holdings                                       40,300                213,187
DXP Enterprises                                         12,100(b)             645,051
Textainer Group Holdings                                50,600(c)             768,614
                                                                      ---------------
Total                                                                       1,908,012
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
iPCS                                                     8,400(b)             187,068
Syniverse Holdings                                      46,700(b)             775,687
                                                                      ---------------
Total                                                                         962,755
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $240,258,399)                                                     $219,286,951
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.9%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
 Cash Fund, 2.31%                                    4,256,616(g)          $4,256,616
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $4,256,616)                                                         $4,256,616
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $244,515,015)(h)                                                  $223,543,567
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2008, the value of foreign securities represented 4.5% of net assets.

(d) At Sept. 30, 2008, security was partially or fully on loan. See Note 5 to the financial statements.


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.9% of net assets. See Note 5 to the financial statements.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at Sept. 30, 2008.

(h) At Sept. 30, 2008, the cost of securities for federal income tax purposes was approximately $244,515,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $11,107,000
     Unrealized depreciation                          (32,078,000)
     ------------------------------------------------------------
     Net unrealized depreciation                     $(20,971,000)
     ------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
22  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2008:

                                        FAIR VALUE AT SEPT. 30, 2008
                         ----------------------------------------------------------
                              LEVEL 1        LEVEL 2
                           QUOTED PRICES      OTHER        LEVEL 3
                             IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                            MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION              IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities                $223,543,567        $--          $--       $223,543,567




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT  23

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
SEPT. 30, 2008 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $240,258,399)                    $219,286,951
  Affiliated money market fund (identified cost $4,256,616)                  4,256,616
--------------------------------------------------------------------------------------
Total investments in securities (identified cost $244,515,015)             223,543,567
Cash                                                                           402,600
Capital shares receivable                                                       33,356
Dividends and accrued interest receivable                                      273,830
Receivable for investment securities sold                                    4,564,108
--------------------------------------------------------------------------------------
Total assets                                                               228,817,461
--------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                         299,311
Payable for investment securities purchased                                  3,256,315
Payable upon return of securities loaned                                     4,199,600
Accrued investment management services fees                                      4,602
Accrued distribution fees                                                      105,745
Accrued transfer agency fees                                                       279
Accrued administrative services fees                                               466
Accrued plan administration services fees                                           20
Other accrued expenses                                                         127,911
--------------------------------------------------------------------------------------
Total liabilities                                                            7,994,249
--------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $220,823,212
--------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                           $    604,766
Additional paid-in capital                                                 292,625,941
Net operating loss                                                             (86,454)
Accumulated net realized gain (loss)                                       (51,349,593)
Unrealized appreciation (depreciation) on investments                      (20,971,448)
--------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $220,823,212
--------------------------------------------------------------------------------------
*Including securities on loan, at value                                   $  3,973,902
--------------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $183,938,588           49,286,947                       $3.73(1)
Class B                     $ 33,063,080           10,033,679                       $3.30
Class C                     $  3,770,279            1,142,703                       $3.30
Class I                     $      5,784                1,484                       $3.90
Class R2                    $      2,585                  679                       $3.81
Class R3                    $      2,598                  679                       $3.83
Class R4                    $     37,686                9,745                       $3.87
Class R5                    $      2,612                  679                       $3.85
-----------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $3.96. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED SEPT. 30, 2008 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                     $  1,554,544
Interest                                                            12,804
Income distributions from affiliated money market fund              34,773
Fee income from securities lending                                  63,029
  Less foreign taxes withheld                                         (540)
--------------------------------------------------------------------------
Total income                                                     1,664,610
--------------------------------------------------------------------------
Expenses:
Investment management services fees                                823,419
Distribution fees
  Class A                                                          271,491
  Class B                                                          236,630
  Class C                                                           22,227
  Class R2                                                               7
  Class R3                                                               4
Transfer agency fees
  Class A                                                          360,789
  Class B                                                           82,771
  Class C                                                            7,580
  Class R4                                                              12
Administrative services fees                                       107,612
Plan administration services fees
  Class R2                                                               4
  Class R3                                                               4
  Class R4                                                              62
Compensation of board members                                        2,937
Custodian fees                                                     104,250
Printing and postage                                                56,080
Registration fees                                                   17,915
Professional fees                                                   10,822
Other                                                                9,874
--------------------------------------------------------------------------
Total expenses                                                   2,114,490
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                (363,677)
  Earnings and bank fee credits on cash balances                    (3,170)
--------------------------------------------------------------------------
Total net expenses                                               1,747,643
--------------------------------------------------------------------------
Investment income (loss) -- net                                    (83,033)
--------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions              (10,632,631)
Net change in unrealized appreciation (depreciation) on
  investments                                                   (5,983,348)
--------------------------------------------------------------------------
Net gain (loss) on investments                                 (16,615,979)
--------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $(16,699,012)
--------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                SEPT. 30, 2008  MAR. 31, 2008
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                   $    (83,033) $  (1,094,207)
Net realized gain (loss) on investments                            (10,632,631)    (7,020,998)
Net change in unrealized appreciation (depreciation) on
  investments                                                       (5,983,348)   (60,115,844)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                       (16,699,012)   (68,231,049)
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net realized gain
    Class A                                                                 --    (54,211,695)
    Class B                                                                 --    (14,421,657)
    Class C                                                                 --     (1,173,973)
    Class I                                                                 --         (1,475)
    Class R2                                                                --           (675)
    Class R3                                                                --           (675)
    Class R4                                                                --        (15,437)
    Class R5                                                                --           (675)
  Tax return of capital
    Class A                                                                 --     (2,681,473)
    Class B                                                                 --       (713,324)
    Class C                                                                 --        (58,373)
    Class I                                                                 --            (73)
    Class R2                                                                --            (34)
    Class R3                                                                --            (34)
    Class R4                                                                --           (764)
    Class R5                                                                --            (34)
---------------------------------------------------------------------------------------------
Total distributions                                                         --    (73,280,371)

---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
26  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                SEPT. 30, 2008  MAR. 31, 2008
                                                                   (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                  $ 15,108,923  $  31,974,292
  Class B shares                                                       663,720      2,886,424
  Class C shares                                                       204,444        465,955
Reinvestment of distributions at net asset value
  Class A shares                                                            --     56,070,294
  Class B shares                                                            --     14,982,924
  Class C shares                                                            --      1,216,984
  Class R4 shares                                                           --         15,758
Payments for redemptions
  Class A shares                                                   (48,375,547)  (187,110,829)
  Class B shares                                                   (20,732,505)   (63,976,447)
  Class C shares                                                      (899,352)    (3,336,203)
  Class R4 shares                                                      (39,988)      (313,627)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                     (54,070,305)  (147,124,475)
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            (70,769,317)  (288,635,895)
Net assets at beginning of period                                  291,592,529    580,228,424
---------------------------------------------------------------------------------------------
Net assets at end of period                                       $220,823,212  $ 291,592,529
---------------------------------------------------------------------------------------------
Net operating loss/excess of distributions over net
  investment income                                               $    (86,454) $      (3,421)
---------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(k)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.03        $5.99        $7.23        $7.07        $6.77
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .00(b),(c)   .00(b),(c)  (.02)        (.03)        (.05)
Net gains (losses) (both realized and
 unrealized)                                          (.30)        (.92)         .05         1.51          .52
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.30)        (.92)         .03         1.48          .47
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.99)       (1.27)       (1.32)        (.17)
Tax return of capital                                   --         (.05)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --        (1.04)       (1.27)       (1.32)        (.17)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.73        $4.03        $5.99        $7.23        $7.07
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $184         $231         $442         $603         $622
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.43%(f)     1.31%        1.32%        1.31%        1.30%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g)                         1.16%(f),(h) 1.15%(h)     1.22%        1.31%        1.30%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .09%(f)     (.08%)       (.11%)       (.40%)       (.63%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               109%         179%         158%         110%         101%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                     (7.44%)(j)  (17.26%)        .67%       23.05%        6.90%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Sept. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after reduction for earnings and bank fee credits was 1.14% for the year ended March 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended Sept. 30, 2008 (Unaudited).


The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------
28  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $3.57        $5.48        $6.77        $6.75        $6.51
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(b)     (.04)(b)     (.05)        (.08)        (.10)
Net gains (losses) (both realized and
 unrealized)                                          (.26)        (.83)         .03         1.42          .51
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.27)        (.87)        (.02)        1.34          .41
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.99)       (1.27)       (1.32)        (.17)
Tax return of capital                                   --         (.05)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --        (1.04)       (1.27)       (1.32)        (.17)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.30        $3.57        $5.48        $6.77        $6.75
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $33          $56         $129         $200         $234
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.19%(e)     2.07%        2.09%        2.08%        2.07%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                         1.92%(e),(g) 1.91%(g)     1.98%        2.08%        2.07%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.69%)(e)    (.83%)       (.88%)      (1.17%)      (1.40%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               109%         179%         158%         110%         101%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                     (7.56%)(i)  (17.99%)       (.03%)      22.03%        6.25%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Sept. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after reduction for earnings and bank fee credits was 1.90% for the year ended March 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Sept. 30, 2008 (Unaudited).


The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $3.58        $5.48        $6.77        $6.75        $6.51
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(b)     (.04)(b)     (.05)        (.08)        (.09)
Net gains (losses) (both realized and
 unrealized)                                          (.27)        (.82)         .03         1.42          .50
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.28)        (.86)        (.02)        1.34          .41
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.99)       (1.27)       (1.32)        (.17)
Tax return of capital                                   --         (.05)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --        (1.04)       (1.27)       (1.32)        (.17)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.30        $3.58        $5.48        $6.77        $6.75
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $4           $5           $9          $12          $12
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.18%(e)     2.07%        2.08%        2.08%        2.07%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                         1.91%(e),(g) 1.91%(g)     1.98%        2.08%        2.07%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.67%)(e)    (.83%)       (.87%)      (1.16%)      (1.40%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               109%         179%         158%         110%         101%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                     (7.82%)(i)  (17.76%)       (.03%)      22.03%        6.25%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Sept. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after reduction for earnings and bank fee credits was 1.90% for the year ended March 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Sept. 30, 2008 (Unaudited).


The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------
30  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.20        $6.17        $7.39        $7.17        $6.82
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(b)       .02(b)       .01          .01         (.03)
Net gains (losses) (both realized and
 unrealized)                                          (.31)        (.95)         .04         1.53          .55
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.30)        (.93)         .05         1.54          .52
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.99)       (1.27)       (1.32)        (.17)
Tax return of capital                                   --         (.05)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --        (1.04)       (1.27)       (1.32)        (.17)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.90        $4.20        $6.17        $7.39        $7.17
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $13           $6
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .85%(e)      .80%         .84%         .85%         .84%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                          .71%(e),(g)  .74%(g)      .84%         .85%         .84%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .54%(e)      .33%         .13%         .09%        (.19%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               109%         179%         158%         110%         101%
--------------------------------------------------------------------------------------------------------------
Total return                                        (7.14%)(h)  (16.88%)        .95%       23.58%        7.58%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Sept. 30, 2008 and for the year ended March 31, 2008.
(h) Not annualized.
(i) Six months ended Sept. 30, 2008 (Unaudited).


The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(k)          2008     2007(b)
Net asset value, beginning of period                 $4.11        $6.09        $7.36
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .00(c),(d)  (.01)(c)     (.01)
Net gains (losses) (both realized and
 unrealized)                                          (.30)        (.93)         .01
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.30)        (.94)          --
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.99)       (1.27)
Tax return of capital                                   --         (.05)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --        (1.04)       (1.27)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.81        $4.11        $6.09
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.61%(g)     1.62%        1.70%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h)                         1.23%(g),(i) 1.28%(i)     1.60%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .02%(g)     (.22%)       (.27%)(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               109%         179%         158%
--------------------------------------------------------------------------------------------------------------
Total return                                        (7.30%)(j)  (17.30%)        .25%(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Sept. 30, 2008 and for the year ended March 31, 2008.
(j) Not annualized.
(k) Six months ended Sept. 30, 2008 (Unaudited).


The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------
32  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(k)          2008     2007(b)
Net asset value, beginning of period                 $4.12        $6.10        $7.36
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(c)       .00(c),(d)    --
Net gains (losses) (both realized and
 unrealized)                                          (.30)        (.94)         .01
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.29)        (.94)         .01
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.99)       (1.27)
Tax return of capital                                   --         (.05)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --        (1.04)       (1.27)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.83        $4.12        $6.10
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.35%(g)     1.39%        1.45%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h)                          .98%(g),(i) 1.03%(i)     1.35%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .28%(g)      .03%        (.01%)(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               109%         179%         158%
--------------------------------------------------------------------------------------------------------------
Total return                                        (7.04%)(j)  (17.27%)        .41%(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Sept. 30, 2008 and for the year ended March 31, 2008.
(j) Not annualized.
(k) Six months ended Sept. 30, 2008 (Unaudited).


The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.16        $6.10        $7.33        $7.14        $6.82
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(b)       .02(b)        --         (.01)        (.03)
Net gains (losses) (both realized and
 unrealized)                                          (.30)        (.92)         .04         1.52          .52
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.29)        (.90)         .04         1.51          .49
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.99)       (1.27)       (1.32)        (.17)
Tax return of capital                                   --         (.05)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --        (1.04)       (1.27)       (1.32)        (.17)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.87        $4.16        $6.10        $7.33        $7.14
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--           $1           $1
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.12%(e)     1.10%        1.14%        1.13%        1.12%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                          .72%(e),(g)  .77%(g)     1.05%        1.13%        1.12%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .49%(e)      .29%         .07%        (.20%)       (.46%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               109%         179%         158%         110%         101%
--------------------------------------------------------------------------------------------------------------
Total return                                        (6.97%)(h)  (16.60%)        .82%       23.25%        7.14%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Sept. 30, 2008 and for the year ended March 31, 2008.
(h) Not annualized.
(i) Six months ended Sept. 30, 2008 (Unaudited).


The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------
34  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(j)          2008     2007(b)
Net asset value, beginning of period                 $4.14        $6.11        $7.36
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(c)       .02(c)       .01
Net gains (losses) (both realized and
 unrealized)                                          (.30)        (.95)         .01
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.29)        (.93)         .02
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                       --         (.99)       (1.27)
Tax return of capital                                   --         (.05)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --        (1.04)       (1.27)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.85        $4.14        $6.11
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .84%(f)      .87%         .96%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g)                          .73%(f),(h)  .79%(h)      .85%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .53%(f)      .28%         .51%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               109%         179%         158%
--------------------------------------------------------------------------------------------------------------
Total return                                        (7.00%)(i)  (17.07%)        .55%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Sept. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after reduction for earnings and bank fee credits was 0.78% for the year ended March 31, 2008.
(i) Not annualized.
(j) Six months ended Sept. 30, 2008 (Unaudited).


The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO SEPTEMBER 30, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Small Cap Advantage Fund (the Fund) is a series of RiverSource Strategy Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Strategy Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000(R) Index at the time of investment.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Sept. 30, 2008, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) owned 100% of Class I, Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g. distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities, and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
36  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



VALUATION OF SECURITIES
Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurement disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Sept. 30, 2008, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon

--------------------------------------------------------------------------------
38  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Sept. 30, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At Sept. 30, 2008, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of recognition of unrealized appreciation (depreciation) for re-characterization of REIT distributions, post-October losses, and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of Sept. 30, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund

--------------------------------------------------------------------------------
40  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.79% to 0.665% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Small-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $236,638 for the six months ended Sept. 30, 2008. The management fee for the six months ended Sept. 30, 2008 was 0.61% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENT
The Investment Manager has a Subadvisory Agreement with Kenwood Capital Management LLC, an indirect partially-owned subsidiary of Ameriprise Financial.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended Sept. 30, 2008 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation,

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Sept. 30, 2008, other expenses paid to this company were $304.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.


--------------------------------------------------------------------------------
42  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $1,042,000 and $32,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of July 31, 2008, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $82,505 for Class A, $17,780 for Class B and $91 for Class C for the six months ended Sept. 30, 2008.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Sept. 30, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A.............................................  1.16%
Class B.............................................  1.92
Class C.............................................  1.91
Class I.............................................  0.71
Class R2............................................  1.23
Class R3............................................  0.98
Class R4............................................  0.72
Class R5............................................  0.73


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A..........................................  $143,596
Class B..........................................    31,204
Class C..........................................     2,931
Class R4.........................................         5


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2............................................  $ 4
Class R3............................................    4
Class R4............................................   61


The management fees waived/reimbursed at the Fund level were $185,872.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Sept. 30, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  1.33%
Class B.............................................  2.10
Class C.............................................  2.09
Class I.............................................  0.88
Class R2............................................  1.68
Class R3............................................  1.43
Class R4............................................  1.16
Class R5............................................  0.93


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the six months ended Sept. 30, 2008, the Fund's custodian and transfer agency fees were reduced by $3,170 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $287,324,957 and $339,781,225, respectively, for the six months ended Sept. 30, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:


                                    SIX MONTHS ENDED SEPT. 30, 2008
                                   ISSUED FOR
                                   REINVESTED                        NET
                         SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A               3,796,023            --   (11,762,371)      (7,966,348)
Class B                 181,781            --    (5,842,638)      (5,660,857)
Class C                  56,599            --      (246,880)        (190,281)
Class R4                     --            --        (9,151)          (9,151)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
44  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



                                       YEAR ENDED MARCH 31, 2008
                                   ISSUED FOR
                                   REINVESTED                        NET
                         SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A               5,296,654    12,350,156   (34,113,845)     (16,467,035)
Class B                 571,831     3,717,971   (12,206,443)      (7,916,641)
Class C                  93,742       301,981      (663,312)        (267,589)
Class R4                     --         3,367       (51,236)         (47,869)
--------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned (e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower). The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At Sept. 30, 2008, securities valued at $3,973,902 were on loan to brokers. For collateral, the Fund received $4,199,600 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the Portfolio of Investments. Income from securities lending amounted to $63,029 for the six months ended Sept. 30, 2008. Expenses paid to the Investment Manager as securities lending agent were $4,339 for the six months ended Sept. 30, 2008, which are included in other expenses on the Statement of Operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $39,924,763 and $47,350,605, respectively, for the

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



six months ended Sept. 30, 2008. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Sept. 30, 2008, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Under the prior credit facility, the collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Under the prior credit facility, interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. Under the prior credit facility, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings during the year ended Sept. 30, 2008.

8. POST-OCTOBER LOSS

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2007 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At March 31, 2008, the Fund

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46  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT

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had a post-October loss of $37,352,005 that is treated for income tax purposes as occurring on April 1, 2008.

It is unlikely the Board will authorize distributions of any net realized capital gains for the Fund until the respective capital loss carry-overs have been offset or expire.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.


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              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc., relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. (transfer agent for the Seligman Funds) and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit. Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, Seligman and its affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies. Seligman does not believe that the foregoing legal action or other possible actions will have a material adverse

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48  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




impact on Seligman or its clients, including the Seligman Funds and other investment companies managed by it; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT  49

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreement (the "Subadvisory Agreement") between RiverSource Investments and the subadviser (the "Subadviser"), the Subadviser performs portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the "Advisory Agreements"). RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the Advisory Agreements. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by RiverSource Investments and the Subadviser: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments and the Subadviser, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by

--------------------------------------------------------------------------------
50  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and the Subadviser, and each entity's ability to carry out its responsibilities under the Advisory Agreements. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by RiverSource Investments and the Subadviser). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments, its affiliates and the Subadviser were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2007. The Board observed that the Fund's investment performance was appropriate in light of the particular management style and market conditions involved. Additionally, the Board reviewed the performance of the Subadviser and the selection and monitoring processes for the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT  51

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer group's median expense ratio shown in the reports. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the Advisory Agreements.


--------------------------------------------------------------------------------
52  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2008 SEMIANNUAL REPORT  53

RIVERSOURCE SMALL CAP ADVANTAGE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., Member FINRA, and managed by RiverSource Investments, LLC. These companies are part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2008 RiverSource Distributors, Inc.                           S-6431 L (11/08)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Strategy Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date December 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date December 3, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date December 3, 2008